UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05029
Name of Registrant: Legg Mason Income Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 12/31/2005
Date of reporting period: 06/30/2005

Item 1. Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason
Income Trust, Inc.

June 30, 2005

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Income Trust’s semi-annual report, combining reports for the Legg Mason Core Bond Fund, High Yield Portfolio, Investment Grade Income Portfolio, Limited Duration Bond Portfolio and the U.S. Government Money Market Portfolio.

   The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2005:

			Net Asset Value
	SEC YieldA	Average Life	Per Share

Core Bond	3.09%	8.26 years	$9.97
High Yield	6.60%	6.71 years	$9.13
Investment Grade	4.35%	10.12 years	$10.78
Limited DurationB	3.27%	3.03 years	$10.31
U.S. Government Money MarketC	2.34%	21 days	$1.00

   For the six months ended June 30, 2005, total returns for the Primary Class of shares of the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios were +1.70%, +0.41%, +2.30%, and +0.99%, respectively. Total returns for the Institutional Class of shares of High Yield, Investment Grade and Limited Duration Portfolios were +0.68%, +2.50%, and +1.26%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio’s net asset value per share, plus dividends and any capital gain distributions.)

   For each of our Funds, historical performance is not indicative of future results, and the principal value of the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in the Fund. The U.S. Government Money Market Portfolio is primarily invested in government agency securities. Although most government agency securities are not backed by the full faith and credit of the U.S. government, all such securities held in the Portfolio at June 30, 2005 carry the highest quality ratings of the Standard & Poor’s and Moody’s rating services.

A	SEC yields reported for the Core Bond, High Yield, Investment Grade and Limited Duration Portfolios are for the 30 days ended June 30, 2005. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended June 30, 2005.

B	Limited Duration was formerly the U.S. Government Intermediate Portfolio, see page 81 for additional information about the change.

C	An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Semi-Annual Report to Shareholders

   Many of our shareholders regularly add to their Primary Class Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

July 11, 2005

Semi-Annual Report to Shareholders

Expense Example

Core Bond Fund

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Actual	$1,000.00	$1,017.00	$5.00
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.00% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Core Bond Fund

   The graph on the following page compares the Fund’s total returns to that of a closely matched broad-based securities market index. The graph illustrates the cumulative total return of an initial $10,000 investment in the Fund’s Primary Class shares, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+5.85%	+5.85%
Life of Class*	+3.63%	+2.70%

* Inception date: February 27, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

Performance Information — Continued

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

Standard & Poor’s Debt RatingsB (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

B	Standard & Poor’s Ratings Services provide capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Core Bond Fund

June 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 124.3%
Corporate Bonds and Notes — 20.7%
Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$40
United Technologies Corporation	5.400%	5/1/35	20	21

				61

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	720	601
General Motors Corporation	8.375%	7/15/33	150	125

				726

Banking and Finance — 2.9%
Ford Motor Credit Company	4.950%	1/15/08	40	38
Ford Motor Credit Company	6.625%	6/16/08	240	237
Ford Motor Credit Company	7.375%	10/28/09	220	215
Ford Motor Credit Company	7.375%	2/1/11	230	224
Ford Motor Credit Company	7.250%	10/25/11	100	96
Ford Motor Credit Company	7.000%	10/1/13	10	10
General Motors Acceptance Corporation	6.125%	9/15/06	30	30
General Motors Acceptance Corporation	6.125%	2/1/07	10	10
General Motors Acceptance Corporation	6.150%	4/5/07	40	40
General Motors Acceptance Corporation	6.125%	8/28/07	230	228
General Motors Acceptance Corporation	5.625%	5/15/09	685	641
General Motors Acceptance Corporation	7.750%	1/19/10	110	107
HSBC Finance Corporation	4.125%	11/16/09	225	223

				2,099

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Banks — 1.1%
Bank of America Corporation	3.875%	1/15/08	$210	$209
Bank One Corporation	6.500%	2/1/06	220	223
Bank One Corporation	2.625%	6/30/08	335	321
Rabobank Capital Funding Trust II	5.260%	12/31/49	10	10	A,B
Rabobank Capital Funding Trust III	5.254%	12/31/49	20	21	A,B

				784

Cable — 0.4%
Comcast Corporation	6.500%	1/15/15	240	267
Cox Communications, Inc.	3.875%	10/1/08	70	69

				336

Diversified Financial Services — 0.7%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	4.125%	2/22/10	230	229
General Electric Capital Corporation	4.250%	1/15/08	180	181
Wells Fargo & Company	4.200%	1/15/10	105	105

				520

Electric — 0.7%
Dominion Resources, Inc.	4.750%	12/15/10	30	30
Dominion Resources, Inc.	5.700%	9/17/12	95	100
FirstEnergy Corp.	7.375%	11/15/31	285	349
Oncor Electric Delivery Company	6.375%	1/15/15	30	33
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	21

				533

Energy — 2.3%
Duke Energy Corporation	5.625%	11/30/12	140	148
Pacific Gas and Electric Company	3.820%	4/3/06	4	4	A

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Energy — Continued
Pacific Gas and Electric Company	6.050%	3/1/34	$135	$149
TXU Corp.	6.550%	11/15/34	800	786	B
TXU Energy Co.	4.360%	1/17/06	15	15	A
TXU Energy Co.	7.000%	3/15/13	500	557

				1,659

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	93

Food, Beverage and Tobacco — 0.7%
Altria Group, Inc.	7.000%	11/4/13	155	174
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	165	171
Kraft Foods Inc.	5.625%	11/1/11	135	143

				488

Insurance — 0.1%
ASIF Global Financing XIX	4.900%	1/17/13	40	40	B

Investment Banking/Brokerage — 0.6%
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	115
Morgan Stanley	3.625%	4/1/08	190	187
The Goldman Sachs Group, Inc.	4.125%	1/15/08	100	100
The Goldman Sachs Group, Inc.	4.500%	6/15/10	60	60

				462

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Media — 0.3%
Clear Channel Communications, Inc.	4.250%	5/15/09	$50	$48
Time Warner Inc.	6.875%	5/1/12	75	85
Time Warner Inc.	7.700%	5/1/32	75	95

				228

Medical Care Facilities — 0.9%
HCA, Inc.	5.750%	3/15/14	700	697

Oil and Gas — 1.7%
Amerada Hess Corporation	7.300%	8/15/31	245	296
Apache Corporation	6.250%	4/15/12	65	72
Conoco Inc.	6.950%	4/15/29	225	283
ConocoPhillips	4.750%	10/15/12	30	31
Devon Energy Corporation	7.950%	4/15/32	140	184
Kerr-McGee Corporation	6.875%	9/15/11	300	320
XTO Energy, Inc.	7.500%	4/15/12	15	17
XTO Energy, Inc.	6.250%	4/15/13	20	22

				1,225

Paper and Forest Products — 0.4%
International Paper Company	5.500%	1/15/14	70	71
Weyerhaeuser Company	6.750%	3/15/12	235	259

				330

Photo Equipment and Supplies — 0.8%
Eastman Kodak Company	7.250%	11/15/13	540	568

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	161
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	186

				347

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — 4.5%
Anadarko Finance Company	6.750%	5/1/11	$125	$139
ChevronTexaco Capital Company	3.500%	9/17/07	140	139
Conoco Funding Company	6.350%	10/15/11	10	11
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	94
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	54
Sprint Capital Corporation	4.780%	8/17/06	15	15
Sprint Capital Corporation	6.000%	1/15/07	270	276
Sprint Capital Corporation	8.375%	3/15/12	2,040	2,454
Verizon Global Funding Corp.	7.375%	9/1/12	75	88

				3,270

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	30	30
SBC Communications Inc.	5.100%	9/15/14	70	72

				102

Transportation — 0.8%
JetBlue Airways Corporation	3.643%	8/15/16	300	296	A
JetBlue Airways Corporation	3.718%	11/15/16	300	294	A

				590

Total Corporate Bonds and Notes (Identified Cost — $15,071)				15,158

Asset-Backed Securities — 8.6%
Fixed Rate Securities — 1.5%
BankAmerica Manufactured Housing Contract 1997-2	6.790%	12/10/22	85	85
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	201
Citibank Credit Card Issuance Trust 2000-B1	7.050%	9/17/07	200	201

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Fixed Rate Securities — Continued
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	$200	$205
Conseco Finance Home Equity Loan Trust 2001-A	7.440%	3/15/32	200	204
Green Tree Home Improvement Loan Trust 1999-E	9.450%	10/15/24	45	45
MMCA Automobile Owner Trust 2002-4	3.050%	11/16/09	184	183

				1,124

Indexed SecuritiesA — 7.1%
AAA Trust 2005-2	3.414%	11/26/35	960	960	B
Ameriquest Mortgage Securities Inc. 2005-R3	3.404%	5/25/35	544	544
Bayview Financial Aquisition Trust 2005-B	3.460%	4/28/39	504	505
Bayview Financial Acquisition Trust 2003-BA	3.794%	4/25/33	217	217	B
Bayview Financial Acquisition Trust 2004-C	3.740%	5/28/44	626	628
Carrington Mortgage Loan Trust 2005-OPT2	3.404%	5/25/35	659	659
Citibank Credit Card Issuance Trust 2000-C2	4.250%	10/15/07	200	200
Credit Based Asset Servicing and Security 2005-RP1	3.494%	1/25/35	274	274	B
EQCC Trust 2002-1	3.614%	11/25/31	15	15
Household Mortgage Loan Trust 2003-HC1	3.780%	2/20/33	223	223
Morgan Stanley ABS Capital I 2005-WMC2	3.394%	2/25/35	601	601

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Indexed Securities — Continued
Residential Asset Mortgage Product, Inc. 2004-RPIA	3.614%	11/25/42	$92	$93
Structured Asset Investment Loan Trust 2003-BC9	3.564%	8/25/33	89	90
Wachovia Asset Securitization, Inc. 2002-HE1	3.684%	9/27/32	163	163

				5,172

Total Asset-Backed Securities (Identified Cost — $6,311)				6,296

Mortgage-Backed Securities — 14.6%
Fixed Rate Securities — 2.7%
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	64	65
Banc of America Commercial Mortgage Incorporated 2005-3	4.668%	7/10/43	500	502
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	361	359
GS Mortgage Securities Corporation II 2005-GG4	4.680%	7/10/39	200	202
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	140	142
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	200	202
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	364	384

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	$128	$132

				1,988

Indexed SecuritiesA — 10.6%
ABFS Mortgage Loan Trust 2003-2	3.814%	4/25/34	177	177	B
Banc of America Funding Corporation 2005-E	3.950%	6/20/35	700	700
Countrywide Alternative Loan Trust 2005-17	3.574%	7/25/35	695	695
Countrywide Home Loans 2005-11	3.614%	3/25/35	543	543
Countrywide Home Loans 2005-11	4.139%	4/25/35	572	578
Countrywide Home Loans 2005-3	3.604%	4/25/35	563	565
Countrywide Home Loans 2005-9 1A1	3.614%	5/25/35	582	582
Greenpoint Mortgage Funding Trust 2005-AR1	3.534%	6/25/45	648	647
Greenpoint Mortgage Funding Trust 2005-AR4	3.826%	10/25/45	410	410
GSMPS Mortgage Loan Trust 2005-RP2	3.664%	3/25/35	413	414
Harborview Mortgage Loan Trust 2005-7	4.365%	6/19/45	700	707
Impac CMB Trust 2003-7	3.634%	8/25/33	428	429
MSDWCC Heloc Trust 2005-1	3.504%	7/25/17	96	96
Thornburg Mortgage Securities Trust 2005-2 A1	3.460%	7/25/45	300	300

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Thornburg Mortgage Securities Trust 2005-2 A2	3.470%	7/25/45	$300	$300
Washington Mutual Mortgage Securities Corporation 2005-AR6	3.355%	4/25/45	600	598

				7,741

Stripped Securities — 0.1%
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.630%	5/28/40	1,294	83	B,C1

Variable Rate SecuritiesD — 1.2%
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.515%	6/25/34	200	196
Credit-Based Asset Servicing and Securitization 1999-3	6.670%	2/3/29	51	51	B
Washington Mutual Mortgage Pass Through Certificates 2005-AR8	3.650%	7/25/45	600	600

				847

Total Mortgage-Backed Securities (Identified Cost — $10,660)				10,659

U.S. Government and Agency Obligations — 41.1%
Fixed Rate Securities — 33.0%
Fannie Mae	4.610%	10/10/13	360	359
Fannie Mae	3.000%	4/26/19	140	139
United States Treasury Bonds	6.250%	8/15/23	150	187
United States Treasury Bonds	5.250%	11/15/28	20	23
United States Treasury Bonds	5.250%	2/15/29	240	274
United States Treasury Bonds	6.250%	5/15/30	2,020	2,631
United States Treasury Bonds	5.375%	2/15/31	2,040	2,407

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	1.500%	7/31/05	$110	$110
United States Treasury Notes	1.875%	12/31/05	70	70
United States Treasury Notes	1.500%	3/31/06	40	39
United States Treasury Notes	2.750%	6/30/06	4,780	4,743
United States Treasury Notes	2.875%	11/30/06	740	733
United States Treasury Notes	3.000%	12/31/06	6,970	6,906
United States Treasury Notes	3.125%	1/31/07	390	387
United States Treasury Notes	3.625%	4/30/07	150	150
United States Treasury Notes	3.125%	5/15/07	100	99
United States Treasury Notes	3.375%	2/15/08	3,160	3,137
United States Treasury Notes	3.750%	5/15/08	200	200
United States Treasury Notes	3.625%	6/15/10	450	448
United States Treasury Notes	4.000%	2/15/15	120	120
United States Treasury Notes	4.125%	5/15/15	930	944

				24,106

Indexed SecuritiesE — 7.7%
United States Treasury Inflation-Protected Security	3.375%	1/15/07	2,517	2,597
United States Treasury Inflation-Protected Security	3.625%	1/15/08	217	229
United States Treasury Inflation-Protected Security	3.875%	1/15/09	261	284
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,941	1,893
United States Treasury Inflation-Protected Security	3.375%	1/15/12	77	86
United States Treasury Inflation-Protected Security	2.000%	1/15/14	68	71
United States Treasury Inflation-Protected Security	1.625%	1/15/15	20	20

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government and Agency Obligations — Continued
Indexed Securities — Continued
United States Treasury Inflation-Protected Security	2.375%	1/15/25	$382	$418
United States Treasury Inflation-Protected Security	3.875%	4/15/29	47	67

				5,665

Stripped Securities — 0.4%
United States Treasury Bonds	0.000%	11/15/21	480	237	C2
United States Treasury Bonds	0.000%	2/15/23	50	23	C2
United States Treasury Bonds	0.000%	11/15/27	100	38	C2

				298

Total U.S. Government and Agency Obligations (Identified Cost — $29,745)				30,069

U.S. Government Agency Mortgage-Backed Securities — 32.2%
Fixed Rate Securities — 32.2%
Fannie Mae	5.500%	7/1/15 to 7/1/35	4,400	4,418	F
Fannie Mae	6.000%	8/1/17 to 5/1/34	767	789
Fannie Mae	5.500%	12/1/17 to 5/1/34	597	607
Fannie Mae	5.500%	7/1/35	3,950	4,003	F
Fannie Mae	6.000%	7/1/35	6,100	6,252	F
Fannie Mae	6.500%	7/1/35	3,050	3,156	F
Freddie Mac	4.500%	4/1/19	352	350
Freddie Mac	5.000%	7/1/15	1,300	1,314	F
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	1,099	1,134
Government National Mortgage Association	6.500%	2/15/32	473	495
Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,014	1,023

				23,541

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $23,558)				23,541

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee BondsG — 5.8%
Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	$90	$85

Foreign Governments — 2.7%
Russian Federation	5.000%	3/31/30	860	960	H
United Mexican States	8.375%	1/14/11	170	198
United Mexican States	8.300%	8/15/31	120	149
United Mexican States	7.500%	4/8/33	588	675

				1,982

Investment Banking/Brokerage — 0.2%
BNP Paribas SA	6.875%	3/1/09	110	120

Manufacturing (Diversified) — 2.2%
Tyco International Group SA	6.375%	10/15/11	45	49
Tyco International Group SA	6.000%	11/15/13	100	109
Tyco International Group SA	6.875%	1/15/29	1,195	1,426

				1,584

Special Purpose — 0.3%
Apache Finance Canada Corporation	4.375%	5/15/15	60	60
Banagricola DPR Funding Ltd.	4.440%	3/15/10	159	159	A,B
Deutsche Telekom International Finance BV	5.250%	7/22/13	40	41

				260

Telecommunications — 0.3%
British Telecommunications plc	8.380%	12/15/10	100	119
INTELSAT	6.500%	11/1/13	10	8
Telecom Italia Capital S.p.A.	4.950%	9/30/14	70	69	B

				196

Total Yankee Bonds (Identified Cost — $3,927)				4,227

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares		Value

Municipal Bonds — 0.5%
Brazos Texas Higher Education Authority, Inc. 2005-1 VRDN	3.033%	6/15/42	$400		$400A

Preferred Stocks — 0.8%
Fannie Mae	5.380%		1	shs	290	I
Fannie Mae	7.000%		3		164	A
General Motors Corporation	5.250%		8		154	I

Total Preferred Stocks (Identified Cost — $584)					608

Total Long-Term Securities (Identified Cost — $90,256)					90,958

Short-Term Securities — 3.7%
U.S. Government and Agency Obligations — 0.5%
Fannie Mae	0.000%	12/5/05	$342		337	J,K

Options PurchasedL — 0.1%
Eurodollar Futures Call, October 2005, Strike Price $95.50			5	M	8
Eurodollar Futures Call, October 2005, Strike Price $95.75			4	M	4
Eurodollar Futures Call, October 2005, Strike Price $96.00			51	M	22
Eurodollar Futures Call, October 2005, Strike Price $96.25			1	M	0.1
Eurodollar Futures Call, October 2005, Strike Price $96.25			5	M	0.8
Eurodollar Futures Call, October 2005, Strike Price $96.50			5	M	0.1
Eurodollar Futures Call, April 2006, Strike Price $95.00			15	M	38
Eurodollar Futures Call, April 2006, Strike Price $96.25			11	M	3
Eurodollar Futures Put, October 2005, Strike Price $95.00			65	M	—
Eurodollar Futures Put, October 2005, Strike Price $96.50			1	M	1
Eurodollar Futures Put, April 2006, Strike Price $96.00			11	M	5
Eurodollar Futures Put, July 2006, Strike Price $94.00			4	M	—
Federal fund Futures Call, August 2006, Strike Price $96.75			7	M	0.1
U.S. Treasury Bond Futures Call, September 2005, Strike Price $116.00			1	M	3
U.S. Treasury Bond Futures Call, September 2005, Strike Price $118.00			2	M	4

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

	Par/
	Shares		Value

Options Purchased — Continued
U.S. Treasury Note Futures Call, July 2005, Strike Price $101.45	180,000	M	$0.5
U.S. Treasury Note Futures Put, September 2005, Strike Price $104.00	59	M	0.9
U.S. Treasury Note Futures Put, September 2005, Strike Price $113.00	14	M	10

			101

Repurchase Agreements — 3.1%
Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $1,132 on 7/1/05 (Collateral: $1,035 Freddie Mac notes, 6.625%, due 9/15/09, value $1,179)	$1,132		1,132
Nomura Securities International, Inc. 3.33%, dated 6/30/05, to be repurchased at $1,132 on 7/1/05 (Collateral: $895 Fannie Mae mortgage-backed securities, 6.625%, due 11/15/30, value $1,141)	1,132		1,132

			2,264

Total Short-Term Securities (Identified Cost — $2,757)			2,702

Total Investments — 128.0% (Identified Cost — $93,013)			93,660
Other Assets Less Liabilities — (28.0)%			(20,504)

Net Assets — 100.0%			$73,156

Semi-Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedL
Eurodollar Futures	September 2005	76	$(48)
Eurodollar Futures	December 2005	7	(5)
Eurodollar Futures	March 2006	2	1
Eurodollar Futures	June 2006	47	42
U.S. Treasury Note Futures	September 2005	91	29

			19

Futures Contracts WrittenL
U.S. Treasury Bond Futures	September 2005	52	(19)
U.S. Treasury Note Futures	September 2005	29	(42)

			(61)

Option WrittenL
Federal Fund Futures Call, Strike Price $101.41	July 2005	600,000	1
U.S. Treasury Bond Futures Call, Strike Price $112.00	September 2005	2	(10)
U.S. Treasury Bond Futures Call, Strike Price $115.00	September 2005	7	(24)
U.S. Treasury Bond Futures Call, Strike Price $120.00	September 2005	8	1
U.S. Treasury Bond Futures Put, Strike Price $110.00	September 2005	6	6
U.S. Treasury Bond Futures Put, Strike Price $111.00	September 2005	14	11
U.S. Treasury Bond Futures Put, Strike Price $113.00	September 2005	8	5
U.S. Treasury Bond Futures Put, Strike Price $113.00	September 2005	4	N.M.
U.S. Treasury Bond Futures Put, Strike Price $115.00	September 2005	13	5
U.S. Treasury Bond Futures Put, Strike Price $117.00	September 2005	4	1
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2005	9	2
U.S. Treasury Note Futures Call, Strike Price $111.00	September 2005	37	(70)
U.S. Treasury Note Futures Call, Strike Price $112.00	September 2005	26	(22)
U.S. Treasury Note Futures Call, Strike Price $113.00	September 2005	14	(4)

Legg Mason Core Bond Fund — Continued

Semi-Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Option Written — Continued
U.S. Treasury Note Futures Call, Strike Price $114.00	September 2005	22	$1
U.S. Treasury Note Futures Call, Strike Price $115.00	September 2005	25	4
U.S. Treasury Note Futures Put, Strike Price $106.00	September 2005	2	1
U.S. Treasury Note Futures Put, Strike Price $107.00	September 2005	7	3
U.S. Treasury Note Futures Put, Strike Price $107.50	September 2005	10	4
U.S. Treasury Note Futures Put, Strike Price $108.50	September 2005	21	4
U.S. Treasury Note Futures Put, Strike Price $109.00	September 2005	4	2
U.S. Treasury Note Futures Put, Strike Price $111.00	December 2005	6	N.M.

			$(79)

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the one year Treasury Bill Constant Maturity Rate. The coupon rates are the rates as of June 30, 2005.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.9% of net assets.

C	Stripped security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2 respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

D	The coupon rates shown on variable rate securities are the rates at June 30, 2005. These rates vary with the weighted average coupon of the underlying loans.

E	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity have not yet been announced.

G	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

H	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

I	Convertible Security — Security may be converted into issuer’s common stock.

J	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

K	Collateral to cover options and futures contracts.

L	Options and futures are described in more detail in the notes to financial statements.

M	Par represents actual number of contracts.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Core Bond Fund

June 30, 2005
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $90,256)			$90,958
Short-term securities at value (Identified Cost – $2,757)			2,702
Cash			372
Receivable for securities sold			285
Receivable for fund shares sold			321
Interest and dividends receivable			566
Other assets			7

Total assets			95,211

Liabilities:
Proceeds from options written (Identified Cost – $183)	$262
Payable for fund shares repurchased	430
Payable for securities purchased	21,172
Income distribution payable	109
Futures variation margin payable	19
Accrued management fee	—	A
Accrued distribution and service fees	30
Accrued expenses	33

Total liabilities			22,055

Net Assets			$73,156

Net assets consist of:

Accumulated paid-in capital applicable to:
7,337 Primary Class shares outstanding			$72,779
Under/(over) distributed net investment income			(30)
Accumulated net realized loss on investments, options, and futures			(119)
Unrealized appreciation of investments, options and futures			526

Net Assets			$73,156

Net Asset Value Per Share:
Primary Class			$9.97

A	Amounts less than $1.
See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Core Bond Fund

For the Six Months Ended June 30, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest	$1,347
Dividends	11

Total income			$1,358

Expenses:

Management fees	156
Distribution and service fees	174
Audit and legal fees	24
Custodian fees	49
Directors’ fees and expenses	7
Registration fees	8
Reports to shareholders	13
Transfer agent and shareholder servicing expense	23
Other expenses	2

	456
Less: Fees waived	(108)
Compensating balance credits	—	A

Total expenses, net of waivers and compensating balance credits			348

Net Investment Income			1,010

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	103
Options	41
Futures	(258)

			(114)
Change in unrealized appreciation/(depreciation) of investments, options and futures			293

Net Realized and Unrealized Gain/(Loss) on Investments			179

Change in Net Assets Resulting From Operations			$1,189

A	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Core Bond Fund

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Period Ended
	6/30/05	12/31/04A

	(Unaudited)

Change in Net Assets:

Net investment income	$1,010	$951
Net realized gain/(loss) on investments, options and futures	(114)	238
Change in unrealized appreciation/(depreciation) of investments, options, and futures	293	233

Change in net assets resulting from operations	1,189	1,422

Distributions to shareholders:

From net investment income:
Primary Class	(1,040)	(1,051)

From net realized gain on investments:
Primary Class	(11)	(132)

Change in net assets from Fund share transactions:
Primary Class	9,245	63,534

Change in net assets	9,383	63,773

Net Assets:

Beginning of period	63,773	—

End of period	$73,156	$63,773

Under/(over) distributed net investment income	$(30)	$—

A	February 27, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Core Bond Fund

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months Ended		Period Ended
	June 30, 2005		December 31, 2004A

	(Unaudited)
Net asset value, beginning of period	$9.95		$10.00

Investment operations:
Net investment income	.14		.21	B
Net realized and unrealized gain/(loss) on investments	.03		(.03)

Total from investment operations	.17		.18

Distributions:
From net investment income	(.15)		(.21)
From net realized gain on investments	(.002)		(.02)

Total distributions	(.152)		(.23)

Net asset value, end of period	$9.97		$9.95

Ratios/supplemental data:
Total return	1.70%	C	1.90%	C
Expenses to average net assets	1.00%	B,D	1.00%	B,D
Net investment income to average net assets	2.91%	B,D	2.50%	B,D
Portfolio turnover rate	193.9%	C	233.8%	C
Net assets, end of period (in thousands)	$73,156		$63,773

A	February 27, 2004 (commencement of operations) to December 31, 2004.

B	Net of fees waived by LMFA for expenses in excess of the voluntary expense limitation of 1.00% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to daily average net assets would have been as follows: for the six months ended June 30, 2005, 1.31%; and for the period ended December 31, 2004, 1.56%.

C	Not annualized.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

High Yield Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$1,004.10	$6.81
Hypothetical (5% return before expenses)	1,000.00	1,018.00	6.85

Institutional Class:
Actual	$1,000.00	$1,006.80	$4.03
Hypothetical (5% return before expenses)	1,000.00	1,020.78	4.06

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.37% and 0.81% for the Primary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

High Yield Portfolio

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.04%	+10.04%
Five Years	+11.54%	+2.21%
Ten Years	+65.84%	+5.19%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.65%	+10.65%
Five Years	+13.64%	+2.59%
Life of Class*	+11.91%	+1.59%

*Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning April 30, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

Standard & Poor’s Debt RatingsC (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

C	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

High Yield Portfolio
June 30, 2005 (Unaudited)

(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.7%
Corporate Bonds and Notes — 87.7%
Advertising — 0.7%
WDAC Subsidiary Corp.	8.375%	12/1/14	$1,350	$1,289	A

Apparel — 1.4%
Levi Strauss & Co.	9.750%	1/15/15	900	893
Oxford Industries, Inc.	8.875%	6/1/11	891	954
Russell Corporation	9.250%	5/1/10	858	905

				2,752

Auto and Automotive Parts — 2.7%
Commercial Vehicle Group, Inc.	8.000%	7/1/13	530	539	A
Delphi Corporation	6.550%	6/15/06	590	574
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,880	1,861
Visteon Corporation	8.250%	8/1/10	2,410	2,229

				5,203

Automotive Retailers — 1.0%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,896	1,939

Banking and Finance — 3.4%
General Motors Acceptance Corporation	7.750%	1/19/10	1,090	1,066
General Motors Acceptance Corporation	6.875%	8/28/12	980	897
General Motors Acceptance Corporation	8.000%	11/1/31	3,100	2,766
Refco Finance Holdings	9.000%	8/1/12	1,660	1,759

				6,488

Building Materials — 2.6%
Associated Materials Incorporated	0.000%	3/1/14	2,420	1,537	B
Compression Polymers Holdings LLC	10.500%	7/1/13	120	121
Interface, Inc.	7.300%	4/1/08	402	410
Interface, Inc.	10.375%	2/1/10	1,333	1,467
Nortek, Inc.	8.500%	9/1/14	370	344
NTK Holdings Inc.	0.000%	3/1/14	2,560	1,203	A,B

				5,082

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Cable — 3.9%
Charter Communications Holdings, LLC	9.625%	11/15/09	$1,400	$1,047
Charter Communications Holdings, LLC	10.250%	9/15/10	1,455	1,471
Charter Communications Holdings, LLC	0.000%	5/15/11	1,250	828	B
CSC Holdings Inc.	8.125%	8/15/09	430	435
CSC Holdings Inc.	7.625%	4/1/11	165	163
CSC Holdings Inc.	7.000%	4/15/12	170	160	A
CSC Holdings Inc.	7.625%	7/15/18	946	913
EchoStar DBS Corporation	6.754%	10/1/08	450	460	C
EchoStar DBS Corporation	6.625%	10/1/14	1,200	1,185
LodgeNet Entertainment Corporation	9.500%	6/15/13	882	961

				7,623

Casino Resorts — 2.3%
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,950	2,252
Premier Entertainment Biloxi LLC	10.750%	2/1/12	2,091	2,028
Station Casinos, Inc.	6.875%	3/1/16	90	93

				4,373

Chemicals — 1.2%
Georgia Gulf Corporation	7.625%	11/15/05	6	6
Innophos, Inc.	8.875%	8/15/14	540	551	A
MacDermid, Incorporated	9.125%	7/15/11	22	24
PQ Corporation	7.500%	2/15/13	710	697	A
Westlake Chemical Corporation	8.750%	7/15/11	1,032	1,122

				2,400

Coal — 0.8%
Alpha Natural Resources LLC	10.250%	6/1/12	1,360	1,503	A

Computer Services and Systems — 0.4%
Activant Solutions, Inc.	9.504%	4/1/10	580	600	A,C
Activant Solutions, Inc.	10.500%	6/15/11	200	217

				817

Portfolio of Investments — Continued

High Yield Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Containers and Packaging — 1.9%
Graham Packaging Company, Inc.	9.875%	10/15/14	$1,520	$1,524	A
Graphic Packaging International Corp.	9.500%	8/15/13	1,160	1,169
Portola Packaging, Inc.	8.250%	2/1/12	740	503
Solo Cup Company	8.500%	2/15/14	550	514

				3,710

Electric — 1.1%
The AES Corporation	7.750%	3/1/14	940	1,020
The AES Corporation	9.000%	5/15/15	943	1,058	A

				2,078

Electronics — 0.7%
Rayovac Corporation	8.500%	10/1/13	960	1,003
Rayovac Corporation	7.375%	2/1/15	370	358	A

				1,361

Energy — 3.1%
Calpine Generating Co., LLC	11.500%	4/1/11	270	242
Calpine Generating Co., LLC	12.390%	4/1/11	60	54	C
Elwood Energy LLC	8.159%	7/5/26	1,780	2,007
Midwest Generation LLC	8.560%	1/2/16	1,639	1,807
NRG Energy, Inc.	8.000%	12/15/13	317	335	A
Reliant Energy Inc.	6.750%	12/15/14	1,670	1,632

				6,077

Entertainment — 0.4%
Cinemark, Inc.	0.000%	3/15/14	780	519	B
Warner Music Group	7.375%	4/15/14	350	353

				872

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Environmental Services — 1.2%
Allied Waste North America Incorporated	8.500%	12/1/08	$864	$906
Browning-Ferris Industries, Inc.	9.250%	5/1/21	440	446
Capital Environment Resource, Inc.	9.500%	4/15/14	1,010	1,000	A

				2,352

Food, Beverage and Tobacco — 1.2%
Alliance One International, Inc.	11.000%	5/15/12	130	134	A
Domino’s, Inc.	8.250%	7/1/11	974	1,037
R.J. Reynolds Tobacco Holdings, Inc.	6.500%	7/15/10	580	578	A
Stater Bros. Holdings Inc.	6.910%	6/15/10	640	634	C

				2,383

Gaming — 0.9%
River Rock Entertainment Authority	9.750%	11/1/11	1,510	1,657

Gas and Pipeline Utilities — 3.5%
ANR Pipeline, Inc.	9.625%	11/1/21	477	605
Dynegy Holdings Inc.	8.750%	2/15/12	600	654
Dynegy Holdings Inc.	10.125%	7/15/13	1,470	1,661	A
Southern Natural Gas Company	8.875%	3/15/10	678	744
The Williams Companies, Inc.	7.500%	1/15/31	440	476
The Williams Companies, Inc.	8.750%	3/15/32	2,141	2,572

				6,712

Health Care — 3.2%
Ardent Health Services	10.000%	8/15/13	2,000	2,418
Tenet Healthcare Corporation	9.875%	7/1/14	2,417	2,592
Tenet Healthcare Corporation	9.250%	2/1/15	1,170	1,214	A

				6,224

Machinery — 2.0%
Case New Holland Incorporated	9.250%	8/1/11	1,508	1,583	A
Case New Holland Incorporated	9.250%	8/1/11	152	160	A

Portfolio of Investments — Continued

High Yield Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Machinery — Continued
Grant Prideco, Inc.	9.000%	12/15/09	$1,057	$1,158
Terex Corporation	7.375%	1/15/14	890	921

				3,822

Manufacturing (Diversified) — 2.3%
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,644	1,800
Ki Holdings Inc.	0.000%	11/15/14	1,160	673	B
Koppers Inc.	9.875%	10/15/13	690	745
MMI Products, Inc.	11.250%	4/15/07	230	227
Samsonite Corporation	8.875%	6/1/11	960	1,020

				4,465

Media — 1.7%
Emmis Operating Company	6.875%	5/15/12	450	445
Paxson Communications Corporation	10.750%	7/15/08	245	241
Paxson Communications Corporation	0.000%	1/15/09	25	24	B
PRIMEDIA Inc.	8.638%	5/15/10	1,155	1,207	C
PRIMEDIA Inc.	8.875%	5/15/11	140	147
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	940	987
Sinclair Broadcast Group, Inc.	8.000%	3/15/12	210	215

				3,266

Medical Care Facilities — 2.6%
Community Health Systems Inc.	6.500%	12/15/12	590	600
DaVita, Inc.	6.625%	3/15/13	140	145	A
DaVita, Inc.	7.250%	3/15/15	1,250	1,284	A
HCA, Inc.	9.000%	12/15/14	470	563
HCA, Inc.	7.690%	6/15/25	480	515
HCA, Inc.	7.500%	11/6/33	120	129
HEALTHSOUTH Corporation	10.750%	10/1/08	740	770
Select Medical Corporation	7.625%	2/1/15	950	940	A

				4,946

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Products — 0.4%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	$515	$538	D
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	170	183

				721

Oil and Gas — 9.0%
AmeriGas Partners, L.P.	7.250%	5/20/15	1,000	1,040	A
Belden & Blake Corporation	8.750%	7/15/12	1,945	1,906
Chesapeake Energy Corporation	7.500%	9/15/13	40	43
Chesapeake Energy Corporation	6.375%	6/15/15	130	133	A
El Paso CGP Co.	7.750%	6/15/10	1,180	1,204
El Paso Corporation	7.625%	8/16/07	340	349	A
El Paso Corporation	7.800%	8/1/31	870	846
El Paso Corporation	7.750%	1/15/32	1,110	1,082
El Paso Production Holding Company	7.750%	6/1/13	1,210	1,292
Encore Acquisition Company	8.375%	6/15/12	320	347
Encore Acquisition Company	6.250%	4/15/14	160	162
KCS Energy, Inc.	7.125%	4/1/12	930	948
KCS Energy, Inc.	7.125%	4/1/12	40	41	A
Kerr-McGee Corporation	6.875%	9/15/11	940	1,004
Pacific Energy Partners	7.125%	6/15/14	460	479
Parker Drilling Company	9.625%	10/1/13	1,500	1,691
Plains Exploration & Production Company	7.125%	6/15/14	810	867
Pride International, Inc.	7.375%	7/15/14	940	1,032
SESI, LLC	8.875%	5/15/11	630	672
Suburban Propane Partners LP	6.875%	12/15/13	1,610	1,529
Vintage Petroleum, Inc.	7.875%	5/15/11	722	762

				17,429

Paper and Forest Products — 0.7%
Abitibi-Consolidated Inc.	7.750%	6/15/11	180	181
Georgia-Pacific Corp.	9.500%	12/1/11	10	12
NewPage Corporation	12.000%	5/1/13	1,120	1,109	A

				1,302

Portfolio of Investments — Continued

High Yield Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Pharmaceuticals — 0.5%
Leiner Health Products Inc.	11.000%	6/1/12	$1,020	$1,000

Real Estate — 1.1%
Forest City Enterprises, Inc.	7.625%	6/1/15	40	43
Forest City Enterprises, Inc.	6.500%	2/1/17	910	907
Ventas Realty, Limited Partnership	8.750%	5/1/09	475	525
Ventas Realty, Limited Partnership	6.750%	6/1/10	200	208	A
Ventas Realty, Limited Partnership	9.000%	5/1/12	408	469

				2,152

Rental and Lease Services (Commercial) — 0.9%
NationsRent Inc.	9.500%	10/15/10	1,390	1,515
NationsRent Inc.	9.500%	5/1/15	300	297	A

				1,812

Retail — 3.3%
Ames True Temper	7.599%	1/15/12	930	883	C
J.C. Penney Company, Inc.	6.875%	10/15/15	860	925
J.C. Penney Company, Inc.	7.400%	4/1/37	990	1,069
Norcraft Companies	9.000%	11/1/11	970	999
Toys “R” Us, Inc.	7.875%	4/15/13	610	546
Toys “R” Us, Inc.	7.375%	10/15/18	2,390	1,936

				6,358

Special Purpose — 13.3%
AAC Group Holding Corporation	0.000%	10/1/12	2,860	1,931	A,B
Alamosa Incorporated	11.000%	7/31/10	294	330
Alamosa Incorporated	8.500%	1/31/12	640	671
American Commercial Lines/ACL Finance	9.500%	2/15/15	770	812	A
Denny’s Holdings, Inc.	10.000%	10/1/12	950	988
Di Finance Corporation	9.500%	2/15/13	2,460	2,288	A
Goodman Global Holding Company, Inc.	6.410%	6/15/12	70	69	A,C
Goodman Global Holding Company, Inc.	7.875%	12/15/12	1,060	981	A
H & E Equipment Services LLC	11.125%	6/15/12	1,314	1,449
H Lines Finance Holding Corporation	0.000%	4/1/13	1,530	1,178	A,B

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
K&F Parent Inc.	11.500%	2/1/15	$310	$328	A,E
Milacron Escrow Corporation	11.500%	5/15/11	2,265	2,378
Norcraft Holdings LP	0.000%	9/1/12	670	462	B
Qwest Capital Funding, Inc.	7.900%	8/15/10	623	620
Qwest Capital Funding, Inc.	7.250%	2/15/11	440	421
Rainbow National Services LLC	8.750%	9/1/12	510	557	A
Rainbow National Services LLC	10.375%	9/1/14	360	414	A
Sensus Metering Systems Inc.	8.625%	12/15/13	1,121	1,043
Sithe Independence Funding Corporation	9.000%	12/30/13	450	484
Texas Genco LLC	6.875%	12/15/14	883	929	A
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	910	942	A
TransDigm Funding Corp.	8.375%	7/15/11	1,027	1,089
UCAR Finance Inc.	10.250%	2/15/12	1,415	1,489
UGS Corporation	10.000%	6/1/12	900	999
Valor Telecommunications	7.750%	2/15/15	1,000	983	A
Vanguard Health Holding Company II	9.000%	10/1/14	580	626
Visant Corp.	7.625%	10/1/12	860	849
WMG Holdings Corporation	0.000%	12/15/14	657	453	A,B

				25,763

Steel Products — 1.2%
Allegheny Technologies, Inc.	8.375%	12/15/11	1,280	1,325
Chaparrel Steel Company	10.000%	7/15/13	970	975	A

				2,300

Storage Facilities — 0.3%
Mobile Mini, Inc.	9.500%	7/1/13	490	542

Telecommunications — 4.8%
Cincinnati Bell Inc.	8.375%	1/15/14	1,950	1,999
Cincinnati Bell Inc.	8.375%	1/15/14	130	133	A
Hawaiian Telcom Communications, Inc.	12.500%	5/1/15	1,140	1,214	A
Qwest Communications International Inc.	7.250%	2/15/11	1,080	1,045
Qwest Communications International Inc.	7.500%	2/15/14	200	189	A

Portfolio of Investments — Continued

High Yield Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Telecommunications — Continued
Qwest Corporation	7.875%	9/1/11	$830	$865	A
Qwest Corporation	6.671%	6/15/13	1,240	1,270	A,C
Qwest Services Corporation	13.500%	12/15/10	1,229	1,419
Telcordia Technologies Inc.	10.000%	3/15/13	1,130	1,057	A

				9,191

Telecommunications (Cellular/ Wireless) — 1.6%
Centennial Communications Corporation	8.125%	2/1/14	1,440	1,534
Nextel Communications, Inc.	5.950%	3/15/14	42	44
Ubiquitel Operating Company	9.875%	3/1/11	610	669
US Unwired Inc.	10.000%	6/15/12	800	890

				3,137

Transportation — 3.7%
American Airlines, Inc.	7.800%	4/1/08	1,130	1,074
Continental Airlines, Inc.	7.033%	6/15/11	1,083	909
Continental Airlines, Inc.	7.373%	12/15/15	855	714
Continental Airlines, Inc.	6.748%	3/15/17	757	622
Gulfmark Offshore, Inc.	7.750%	7/15/14	930	979
Horizon Lines, LLC	9.000%	11/1/12	730	765	A
Kansas City Southern Railway	9.500%	10/1/08	121	132
OMI Corporation	7.625%	12/1/13	966	962
Progress Rail Corp.	7.750%	4/1/12	900	911	A

				7,068

Water Utilities — 0.7%
National Waterworks, Inc.	10.500%	12/1/12	1,247	1,403

Total Corporate Bonds and Notes (Identified Cost — $167,694)				169,572

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — 0.4%
Blackrock Capital Finance L.P. 1996-R1	9.471%	9/25/26	$741	$497
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	537	241	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	259	47

Total Mortgage-Backed Securities (Identified Cost — $855)				785

Yankee BondsF — 9.6%
Aluminum — 0.4%
Novelis, Inc.	7.250%	2/15/15	850	853	A

Cable — 0.4%
Rogers Cable Inc.	5.500%	3/15/14	790	744

Chemicals — 1.4%
Rhodia SA	10.250%	6/1/10	2,470	2,649

Foreign Governments — 0.7%
Federative Republic of Brazil	14.500%	10/15/09	1,070	1,391

Media — 0.8%
Kabel Deutschland GmbH	10.625%	7/1/14	1,340	1,454	A

Oil and Gas — 0.8%
Western Oil Sands Inc.	8.375%	5/1/12	1,425	1,623

Paper and Forest Products — 1.0%
Abitibi Consolidated Inc.	6.910%	6/15/11	536	532	C
Abitibi Consolidated Inc.	8.375%	4/1/15	990	1,010
Domtar Inc.	7.875%	10/15/11	450	476

				2,018

Portfolio of Investments — Continued

High Yield Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Services — 0.4%
Compagnie Generale De Geophysique	7.500%	5/15/15	$780		$813	A

Special Purpose — 0.5%
MDP Acquisitions PLC	9.625%	10/1/12	930		930

Steel (Producers) — 0.5%
Ispat Inland Ulc	9.750%	4/1/14	750		874

Telecommunications — 1.0%
INTELSAT	7.625%	4/15/12	2,200		1,936

Telecommunications (Cellular/ Wireless) — 0.8%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,088		1,277
Rogers Wireless Communications Inc.	8.000%	12/15/12	330		356

					1,633

Transportation — 0.4%
Teekay Shipping Corporation	8.875%	7/15/11	586		669

Exploration and Production — 0.5%
Ocean Rig Norway AS	8.375%	7/1/13	920		931	A

Total Yankee Bonds (Identified Cost — $18,147)					18,518

Common Stocks — 0.2%
Engineering and Construction — 0.2%
Washington Group International, Inc.			8	shs	434	G

Total Common Stocks (Identified Cost — $55)					434

Preferred Stocks — 0.5%
Paxson Communications Corporation	14.250%		0.1		1,083	E,H

Total Preferred Stocks (Identified Cost — $1,332)					1,083

Semi-Annual Report to Shareholders

	Par/
	Shares		Value

Warrants — 0.3%
American Tower Corporation	1	wts	$246	A,G
Next Generation Network, Inc.	16		0.1	G
Washington Group International, Series A	5		120	G
Washington Group International, Series B	6		119	G
Washington Group International, Series C	3		58	G

Total Warrants (Identified Cost — $291)			543

Total Long-Term Securities (Identified Cost — $188,374)			190,935

Total Investments — 98.7% (Identified Cost — $188,374)			190,935
Other Assets Less Liabilities — 1.3%			2,503

Net Assets — 100.0%			$193,438

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 23.5% of net assets.

B	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2005.
D	Unit — A security which consists of a bond and warrants to purchase the common stock of the issuer.

E	Pay-in-Kind (“PIK”) security — A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

G	Non-income producing.
H	Private placement.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2005
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $188,374)		$190,935
Cash		352
Receivable for securities sold		4,009
Receivable for fund shares sold		133
Interest and dividends receivable		3,802
Other assets		149

Total assets		199,380

Liabilities:
Payable for fund shares repurchased	$352
Payable for securities purchased	5,349
Accrued management fee	103
Accrued distribution and service fees	76
Accrued expenses	62

Total liabilities		5,942

Net Assets		$193,438

Net assets consist of:

Accumulated paid-in capital applicable to:
19,865 Primary Class shares outstanding		$333,966
1,311 Institutional Class shares outstanding		12,040
Under/(over) distributed net investment income		620
Accumulated net realized loss on investments		(155,749)
Unrealized appreciation of investments		2,561

Net Assets		$193,438

Net Asset Value Per Share:
Primary Class		$9.13

Institutional Class		$9.16

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

High Yield Portfolio

For the Six Months Ended June 30, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest	$8,430
Dividends	80

Total income		$8,510

Expenses:

Management fees	651
Distribution and service fees	478
Audit and legal fees	35
Custodian fees	53
Directors’ fees and expenses	8
Registration fees	13
Reports to shareholders	19

Transfer agent and shareholder servicing expense:
Primary Class	90
Institutional Class	1
Other expenses	6

	1,354
Less compensating balance credits	(4)

Total expenses, net of compensating balance credits		1,350

Net Investment Income		7,160

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on investments	(70)
Change in unrealized appreciation/(depreciation) of investments	(6,380)

Net Realized and Unrealized Gain/(Loss) on Investments		(6,450)

Change in Net Assets Resulting From Operations		$710

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

High Yield Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:

Net investment income	$7,160	$14,774
Net realized gain/(loss) on investments	(70)	2,146
Change in unrealized appreciation/(depreciation) on investments	(6,380)	4,056

Change in net assets resulting from operations	710	20,976

Distributions to shareholders from net investment income:
Primary Class	(6,135)	(14,195)
Institutional Class	(313)	(565)

Change in net assets from Fund share transactions:
Primary Class	(18,393)	(24,402)
Institutional Class	3,508	2,040

Change in net assets	(20,623)	(16,146)

Net Assets:

Beginning of period	214,061	230,207

End of period	$193,438	$214,061

Under/(over) distributed net investment income	$620	$(92)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

High Yield Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003	2002	2001	2000

	(Unaudited
Net asset value, beginning of period	$9.39		$9.10	$7.96	$9.22	$10.18	$14.97

Investment operations:
Net investment income	.32		.62	.63	.77	.94	1.32
Net realized and unrealized gain/(loss) on investments	(.28)		.29	1.15	(1.26)	(.94)	(3.45)

Total from investment operations	.04		.91	1.78	(.49)	—	(2.13)

Distributions:
From net investment income	(.30)		(.62)	(.64)	(.77)	(.96)	(1.27)
From net realized gain on investments	—		—	—	—	—	(1.39)

Total distributions	(.30)		(.62)	(.64)	(.77)	(.96)	(2.66)

Net asset value, end of period	$9.13		$9.39	$9.10	$7.96	$9.22	$10.18

Ratios/supplemental data:
Total return	.41	%A	10.51%	23.03%	(5.28)%	(.13)%	(16.43)%
Expenses to average net assets	1.37	%B	1.36%	1.41%	1.36%	1.51%	1.51%
Net investment income to average net assets	7.11	%B	6.79%	7.26%	9.06%	9.59%	9.98%
Portfolio turnover rate	57.4	%A	109.1%	122.3%	96.6%	130.0%	45.0%
Net assets, end of period (in thousands)	$181,425		$205,314	$223,773	$162,175	$199,214	$217,769

A	Not annualized.

B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003	2002	2001	2000

	(Unaudited
Net asset value, beginning of period	$9.41		$9.11	$7.96	$9.20	$10.18	$14.97

Investment operations:
Net investment income	.34		.66	.66	.78	1.01	1.41
Net realized and unrealized gain/(loss) on investments	(.28)		.31	1.15	(1.24)	(1.00)	(3.47)

Total from investment operations	.06		.97	1.81	(.46)	.01	(2.06)

Distributions:
From net investment income	(.31)		(.67)	(.66)	(.78)	(.99)	(1.34)
From net realized gain on investments	—		—	—	—	—	(1.39)

Total distributions	(.31)		(.67)	(.66)	(.78)	(.99)	(2.73)

Net asset value, end of period	$9.16		$9.41	$9.11	$7.96	$9.20	$10.18

Ratios/supplemental data:
Total return	.68	%A	11.15%	23.54%	(5.00)%	(.06)%	(15.99)%
Expenses to average net assets	.81	%B	.80%	.85%	.82%	.97%	1.03%
Net investment income to average net assets	7.76	%B	7.38%	7.78%	9.63%	10.20%	10.98%
Portfolio turnover rate	57.4	%A	109.1%	122.3%	96.6%	130.0%	45.0%

Net assets, end of period (in thousands)	$12,013		$8,747	$6,434	$2,704	$1,331	$673

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Investment Grade Income Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$1,023.00	$5.02
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

Institutional Class:
Actual	$1,000.00	$1,025.00	$2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.71	2.11

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.42% for the Primary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Investment Grade Income Portfolio

   The graphs on the following pages compare the Fund’s total returns to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.22%	+9.22%
Five Years	+49.05%	+8.31%
Ten Years	+98.91%	+7.12%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	This index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

B	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.84%	+9.84%
Five Years	+52.96%	+8.87%
Life of Class*	+97.82%	+7.38%

*Inception date: December 1, 1995

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning November 30, 1995.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

Standard & Poor’s Debt RatingsD (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

D	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

Investment Grade Income Portfolio

June 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 98.7%
Corporate Bonds and Notes — 73.8%
Aerospace/ Defense — 1.0%
L-3 Communications Corp.	7.625%	6/15/12	$1,000	$1,065
Lockheed Martin Corporation	8.500%	12/1/29	760	1,098
Northrop Grumman Corporation	7.750%	2/15/31	170	230
Raytheon Company	6.150%	11/1/08	489	516
Raytheon Company	5.375%	4/1/13	1,240	1,291

				4,200

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	2/11/14	800	704

Automotive — 1.0%
Ford Motor Company	7.450%	7/16/31	1,975	1,649
Ford Motor Company	8.900%	1/15/32	370	337
General Motors Corporation	8.250%	7/15/23	650	538
General Motors Corporation	8.375%	7/15/33	1,990	1,662

				4,186

Banking and Finance — 8.8%
AIFUL Corporation	4.450%	2/16/10	1,235	1,221	A
Boeing Capital Corporation	6.500%	2/15/12	1,000	1,119
Boeing Capital Corporation	5.800%	1/15/13	530	577
Countrywide Home Loans, Inc.	2.875%	2/15/07	1,320	1,292
Countrywide Home Loans, Inc.	3.250%	5/21/08	1,200	1,165
Countrywide Home Loans, Inc.	4.125%	9/15/09	340	336
Ford Motor Credit Company	4.950%	1/15/08	250	238
Ford Motor Credit Company	6.625%	6/16/08	8,210	8,109
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,902
Ford Motor Credit Company	7.375%	2/1/11	2,390	2,328
Ford Motor Credit Company	7.250%	10/25/11	2,070	1,992
Ford Motor Credit Company	7.000%	10/1/13	340	326
General Motors Acceptance Corporation	4.145%	5/18/06	1,725	1,717	B
General Motors Acceptance Corporation	6.125%	2/1/07	1,570	1,559
General Motors Acceptance Corporation	6.125%	8/28/07	2,680	2,652

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Banking and Finance — Continued
General Motors Acceptance Corporation	6.311%	11/30/07	$320	$310
General Motors Acceptance Corporation	5.625%	5/15/09	590	553
General Motors Acceptance Corporation	6.875%	9/15/11	750	692
General Motors Acceptance Corporation	0.000%	6/15/15	2,700	1,222	C
HSBC Finance Corporation	4.750%	4/15/10	1,325	1,344
International Lease Finance Corporation	6.375%	3/15/09	890	942
John Deere Capital Corporation	4.500%	8/22/07	5	5
MBNA America Bank	5.375%	1/15/08	1,200	1,233
National Rural Utilities Cooperative Finance Corporation	7.250%	3/1/12	1,700	1,971
SB Treasury Company LLC	9.400%	12/29/49	840	942	A

				36,747

Banks — 5.3%
Bank of America Corporation	3.375%	2/17/09	1,500	1,462
Bank of America Corporation	7.400%	1/15/11	1,785	2,043
Bank of America Corporation	4.750%	8/15/13	470	478
Bank One Corporation	4.125%	9/1/07	2,130	2,139
BankAmerica Capital	4.169%	1/15/27	585	561	B
CBA Capital Trust I	5.805%	12/31/49	3,510	3,719	A
Chase Capital II	3.710%	2/1/27	1,980	1,849	B
Key Bank NA	5.800%	7/1/14	535	576
Rabobank Capital Funding Trust II	5.260%	12/31/49	320	329	A, B
Rabobank Capital Funding Trust III	5.254%	12/29/49	3,120	3,200	A, B
UnionBanCal Corporation	5.250%	12/16/13	785	811
Wachovia Bank NA	7.800%	8/18/10	2,640	3,066
Washington Mutual, Inc.	4.200%	1/15/10	700	694
Washington Mutual, Inc.	4.625%	4/1/14	1,000	974

				21,901

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Building Materials — N.M.
American Standard, Inc.	8.250%	6/1/09	$37	$42
American Standard, Inc.	7.625%	2/15/10	5	5

				47

Cable — 1.6%
Comcast Cable Communications, Inc.	6.750%	1/30/11	960	1,059
Comcast Corporation	7.050%	3/15/33	1,800	2,125
Cox Communications, Inc.	4.625%	1/15/10	1,410	1,406
CSC Holdings Inc.	7.625%	7/15/18	1,500	1,448
EchoStar DBS Corporation	6.754%	10/1/08	500	511	B
Tele-Communications, Inc.	7.125%	2/15/28	180	210

				6,759

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	500	508
Harrah’s Operating Company, Inc.	5.500%	7/1/10	410	423

				931

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	4/30/14	1,100	1,138
The Dow Chemical Company	6.000%	10/1/12	750	822
The Dow Chemical Company	7.375%	11/1/29	800	1,033

				2,993

Computer Services and Systems — 0.8%
Electronic Data Systems Corporation	7.125%	10/15/09	530	571
Electronic Data Systems Corporation	6.500%	8/1/13	500	511
Electronic Data Systems Corporation	7.450%	10/15/29	570	607
International Business Machines Corporation	4.750%	11/29/12	1,750	1,788

				3,477

Consumer Products — 0.2%
The Clorox Company	5.000%	1/15/15	350	363
The Procter & Gamble Company	4.300%	8/15/08	350	353

				716

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Diversified Financial Services — 7.3%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	$5,170	$5,635	A
Associates Corporation of North America	8.150%	8/1/09	775	887
Beaver Valley Funding Corp.	9.000%	6/1/17	1,100	1,305
Capital One Bank	4.875%	5/15/08	150	152
Capital One Bank	5.750%	9/15/10	870	918
Capital One Bank	6.500%	6/13/13	690	759
Capital One Financial Corporation	7.250%	5/1/06	1,700	1,743
Capital One Financial Corporation	8.750%	2/1/07	400	427
Capital One Financial Corporation	7.125%	8/1/08	340	365
Citigroup Inc.	5.000%	3/6/07	300	305
Citigroup Inc.	5.000%	9/15/14	1,600	1,637
General Electric Capital Corporation	4.000%	6/15/09	3,640	3,614
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,812
General Electric Capital Corporation	5.450%	1/15/13	2,000	2,122
General Electric Capital Corporation	6.750%	3/15/32	5	6
iStar Financial Inc.	5.375%	4/15/10	3,180	3,217
iStar Financial Inc.	6.000%	12/15/10	580	603
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,677	A
Wells Fargo & Company	5.000%	11/15/14	90	93

				30,277

Drug and Grocery Store Chains — 0.5%
Kroger Company	8.000%	9/15/29	1,000	1,258
Safeway Inc.	5.800%	8/15/12	750	788

				2,046

Electric — 4.2%
AEP Texas Central Company	5.500%	2/15/13	1,060	1,111
American Electric Power Company, Inc.	6.125%	5/15/06	404	411
American Electric Power Company, Inc.	5.250%	6/1/15	350	362
Commonwealth Edison Company	6.150%	3/15/12	560	619
Dominion Resources, Inc.	5.125%	12/15/09	490	503
Dominion Resources, Inc.	4.750%	12/15/10	140	141
Dominion Resources, Inc.	5.700%	9/17/12	510	537

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Electric — Continued
FirstEnergy Corp.	6.450%	11/15/11	$2,285	$2,497
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,427
Niagara Mohawk Power Corporation	7.750%	10/1/08	1,010	1,110
System Energy Resources, Inc.	4.875%	10/1/07	1,020	1,030
Tampa Electric Company	6.375%	8/15/12	380	419
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	989
The Cleveland Electric Illuminating Company	7.880%	11/1/17	850	1,064
The Detroit Edison Company	5.200%	10/15/12	1,260	1,311

				17,531

Energy — 4.0%
Alabama Power Company	3.125%	5/1/08	920	896
DTE Energy Company	6.375%	4/15/33	350	383
Duke Energy Corporation	5.625%	11/30/12	270	286
Exelon Corporation	6.750%	5/1/11	2,000	2,221
MidAmerican Energy Holdings Company	5.875%	10/1/12	750	797
Pacific Gas and Electric Company	3.820%	4/3/06	151	151	B
Pacific Gas and Electric Company	6.050%	3/1/34	4,610	5,080
Sempra Energy	3.754%	5/21/08	1,685	1,688	B
TXU Corp.	6.375%	6/15/06	100	102
TXU Corp.	6.550%	11/15/34	2,730	2,681	A
TXU Energy Co.	4.360%	1/17/06	325	325	B
TXU Energy Co.	7.000%	3/15/13	930	1,037
Xcel Energy, Inc.	7.000%	12/1/10	900	1,001

				16,648

Environmental Services — 0.6%
Republic Services, Inc.	6.750%	8/15/11	1,340	1,489
Waste Management, Inc.	6.375%	11/15/12	310	339
Waste Management, Inc.	7.375%	5/15/29	690	830

				2,658

Food, Beverage and Tobacco — 3.1%
Altria Group, Inc.	7.000%	11/4/13	1,385	1,550
Coca-Cola Enterprises Inc.	5.250%	5/15/07	680	695

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Food, Beverage and Tobacco — Continued
Kellogg Company	6.600%	4/1/11	$1,000	$1,108
Kellogg Company	7.450%	4/1/31	650	862
Kraft Foods Inc.	4.125%	11/12/09	3,850	3,818
Kraft Foods Inc.	6.250%	6/1/12	210	231
Kraft Foods Inc.	6.500%	11/1/31	1,050	1,234
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	5/15/06	1,280	1,315
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	5/15/09	860	899
The Pepsi Bottling Group, Inc.	7.000%	3/1/29	340	431
Tyson Foods, Inc.	7.000%	1/15/28	800	912

				13,055

Gas and Pipeline Utilities — 1.6%
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,010	1,200
Dynegy Holdings Inc.	8.750%	2/15/12	1,690	1,842
Tennessee Gas Pipeline Company	8.375%	6/15/32	1,000	1,177
The Williams Companies, Inc.	7.625%	7/15/19	2,000	2,250

				6,469

Health Care — 1.0%
Tenet Healthcare Corporation	7.375%	2/1/13	2,310	2,281
Tenet Healthcare Corporation	6.875%	11/15/31	750	630
WellPoint Inc.	5.000%	12/15/14	1,330	1,358

				4,269

Homebuilding — 0.5%
Centex Corporation	5.125%	10/1/13	420	420
D.R. Horton, Inc.	5.250%	2/15/15	1,110	1,075
Pulte Homes, Inc.	6.250%	2/15/13	385	411

				1,906

Insurance — 0.5%
ASIF Global Financing XIX	4.900%	1/17/13	1,120	1,137	A
Willis Group North America	5.125%	7/15/10	760	764

				1,901

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Investment Banking/ Brokerage — 5.0%
J.P. Morgan Chase & Co.	5.125%	9/15/14	$6,175	$6,317
Merrill Lynch & Co., Inc.	3.375%	9/14/07	1,345	1,331
Merrill Lynch & Co., Inc.	6.000%	2/17/09	800	844
Merrill Lynch & Co., Inc.	5.000%	1/15/15	65	67
Morgan Stanley	5.800%	4/1/07	2,600	2,672
Morgan Stanley	4.750%	4/1/14	2,860	2,818
The Bear Stearns Companies Inc.	4.000%	1/31/08	1,600	1,593
The Goldman Sachs Group, Inc.	4.750%	7/15/13	3,100	3,097
The Goldman Sachs Group, Inc.	6.345%	2/15/34	2,025	2,194

				20,933

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	1,000	1,050	A

Media — 3.1%
Clear Channel Communications, Inc.	4.400%	5/15/11	1,210	1,138
Clear Channel Communications, Inc.	5.500%	9/15/14	940	891
Liberty Media Corporation	4.910%	9/17/06	1,026	1,032	B
Liberty Media Corporation	8.500%	7/15/29	340	344
Liberty Media Corporation	8.250%	2/1/30	120	119
News America, Inc.	6.550%	3/15/33	1,495	1,622
News America, Inc.	6.200%	12/15/34	530	556
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	855	1,135
Time Warner Inc.	6.150%	5/1/07	1,390	1,438
Time Warner Inc.	6.875%	5/1/12	1,260	1,422
Time Warner Inc.	7.700%	5/1/32	1,210	1,531
Viacom Inc.	7.700%	7/30/10	90	100
Viacom Inc.	5.625%	8/15/12	1,315	1,345

				12,673

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	6/20/14	1,280	1,421

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Medical Care Facilities — 1.3%
Coventry Health Care, Inc.	5.875%	1/15/12	$1,050	$1,069
HCA, Inc.	6.300%	10/1/12	1,790	1,837
HCA, Inc.	6.250%	2/15/13	1,580	1,615
HCA, Inc.	5.750%	3/15/14	700	697

				5,218

Metals and Mining — 0.5%
Alcoa Inc.	5.375%	1/15/13	1,800	1,899

Oil and Gas — 5.3%
Amerada Hess Corporation	7.300%	8/15/31	3,740	4,513
Apache Corporation	6.250%	4/15/12	1,150	1,284
Conoco Inc.	6.950%	4/15/29	600	754
ConocoPhillips	4.750%	10/15/12	2,290	2,343
Devon Energy Corporation	7.950%	4/15/32	1,080	1,421
El Paso Corporation	7.800%	8/1/31	1,660	1,614
El Paso Corporation	7.750%	1/15/32	340	332
Kerr-McGee Corporation	7.875%	9/15/31	4,700	5,352
Ocean Energy Inc.	4.375%	10/1/07	965	965
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	1,170	1,184
Pemex Project Funding Master Trust	8.500%	2/15/08	100	110
Pride International, Inc.	7.375%	7/15/14	800	878
Valero Energy Corporation	6.875%	4/15/12	565	631
XTO Energy, Inc.	6.250%	4/15/13	745	806

				22,187

Paper and Forest Products — 1.4%
International Paper Company	5.500%	1/15/14	1,000	1,021
Weyerhaeuser Company	6.125%	3/15/07	331	340
Weyerhaeuser Company	6.750%	3/15/12	2,150	2,366
Weyerhaeuser Company	7.375%	3/15/32	1,785	2,105

				5,832

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Company	5.750%	10/1/11	1,160	1,241

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	5/15/08	$975	$938
Eastman Kodak Company	7.250%	11/15/13	500	526

				1,464

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	2/15/12	1,500	1,651

Retail — 0.6%
Target Corporation	5.875%	3/1/12	860	934
Toys “R” Us, Inc.	7.875%	4/15/13	1,000	895
Wal-Mart Stores, Inc.	6.875%	8/10/09	475	523

				2,352

Special Purpose — 7.3%
Ahold Finance USA, Inc.	8.250%	7/15/10	960	1,056
Anadarko Finance Company	6.750%	5/1/11	970	1,078
Arch Western Finance, LLC	6.750%	7/1/13	1,000	1,033
Caterpillar Financial Services Corporation	4.500%	6/15/09	1,040	1,050
ChevronTexaco Capital Company	3.500%	9/17/07	1,000	990
Conoco Funding Company	6.350%	10/15/11	520	576
DaimlerChrysler NA Holding Corporation	6.400%	5/15/06	800	816
DaimlerChrysler NA Holding Corporation	3.859%	9/10/07	1,520	1,520	B
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	470	463
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	260	283
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	735	821
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	314
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	1,800	2,280
Duke Capital Corporation	6.250%	2/15/13	340	367
Fosters Finance Corporation	4.875%	10/1/14	840	832	A

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Special Purpose — Continued
NiSource Finance Corp.	3.200%	11/1/06	$985	$974
Reed Elsevier Capital Inc.	4.625%	6/15/12	2,300	2,289
Sprint Capital Corporation	6.000%	1/15/07	700	717
Sprint Capital Corporation	8.375%	3/15/12	1,860	2,237
Sprint Capital Corporation	8.750%	3/15/32	2,170	3,019
TCI Communications Financing III	9.650%	3/31/27	3,350	3,796
Unilever Capital Corporation	7.125%	11/1/10	480	543
Verizon Global Funding Corp.	6.125%	6/15/07	2,065	2,141
Verizon Global Funding Corp.	7.750%	6/15/32	375	487
Verizon Wireless Capital LLC	5.375%	12/15/06	800	815

				30,497

Telecommunications — 1.5%
BellSouth Corporation	4.750%	11/15/12	830	834
GTE Hawaiian Telephone Company, Inc.	7.000%	2/1/06	750	758
Qwest Corporation	5.625%	11/15/08	550	540
SBC Communications Inc.	5.100%	9/15/14	1,910	1,953
Verizon New York Inc.	6.875%	4/1/12	1,820	2,012

				6,097

Telecommunications (Cellular/ Wireless) — 1.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	1,500	1,589
AT&T Wireless Services Inc.	8.125%	5/1/12	570	683
AT&T Wireless Services Inc.	8.750%	3/1/31	980	1,373
Cingular Wireless LLC	5.625%	12/15/06	800	813
Motorola, Inc.	7.625%	11/15/10	850	973
Nextel Communications, Inc.	5.950%	3/15/14	469	487
Nextel Communications, Inc.	7.375%	8/1/15	1,600	1,728

				7,646

Transportation — 1.2%
Burlington Northern Railroad Company	6.960%	3/22/09	207	218
Burlington Northern Railroad Company	7.330%	6/23/10	152	164
Continental Airlines, Inc.	6.545%	2/2/19	165	165
Continental Airlines, Inc.	7.256%	3/15/20	558	563

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Transportation — Continued
CSX Transportation, Inc.	7.875%	5/15/43	$252	$343
Delta Air Lines, Inc.	7.570%	11/18/10	300	282
Delta Air Lines, Inc.	6.718%	1/2/23	698	733
Norfolk Southern Corporation	7.875%	5/15/43	348	478
Northwest Airlines Corporation	7.575%	3/1/19	193	195
Union Pacific Corporation	4.875%	1/15/15	1,740	1,749
United Airlines, Inc.	7.783%	1/1/14	245	227

				5,117

Total Corporate Bonds and Notes (Identified Cost — $298,050)				306,699

U.S. Government and Agency Obligations — 3.0%
Fixed Rate Securities — 0.2%
Tennessee Valley Authority	5.375%	11/13/08	150	157
United States Treasury Notes	4.125%	5/15/15	700	710

				867

Indexed Securities — 2.8%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	11,923	11,629	D

Total U.S. Government and Agency Obligations (Identified Cost — $12,665)				12,496

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Fannie Mae	8.000%	4/25/06	6	6

Indexed Securities — N.M.
Freddie Mac	4.508%	9/1/24	95	98	B

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $102)				104

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee BondsE — 21.7%
Banking and Finance — 1.9%
Corporacion Andina de Fomento	4.000%	1/26/07	$1,260	$1,261	B
HBOS Capital Funding LP	6.071%	6/30/49	1,490	1,608	A
HBOS Treasury Services plc	4.000%	9/15/09	1,080	1,072	A
Mizuho Financial Group, Inc.	5.790%	4/15/14	3,565	3,750	A

				7,691

Banks — 0.4%
ABN Amro Bank Nv	4.650%	6/4/18	1,530	1,508

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	870	936

Containers and Packaging — 0.2%
Cascades Inc.	7.250%	2/15/13	1,000	978

Diversified Financial Services — 0.7%
Encana Holdings Finance Corp	5.800%	5/1/14	2,725	2,924

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	1,805	2,007
Hydro-Quebec	7.500%	4/1/16	1,625	2,015

				4,022

Foreign Governments — 7.2%
Federative Republic of Brazil	14.500%	10/15/09	280	364
Federative Republic of Brazil	12.000%	4/15/10	580	705
Federative Republic of Brazil	4.313%	4/15/12	354	340	B
Federative Republic of Brazil	4.313%	4/15/12	544	523	B
Federative Republic of Brazil	8.000%	4/15/14	1,362	1,395
Federative Republic of Brazil	10.125%	5/15/27	430	498
Federative Republic of Brazil	11.000%	8/17/40	410	493
Province of Nova Scotia	5.750%	2/27/12	1,000	1,089
Province of Ontario	4.500%	2/3/15	460	467
Republic of Chile	3.587%	1/28/08	120	121	B
Republic of Colombia	10.500%	7/9/10	300	357

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Foreign Governments — Continued
Republic of Colombia	11.750%	2/25/20	$570	$750
Republic of Panama	9.625%	2/8/11	90	108
Republic of Panama	10.750%	5/15/20	480	650
Republic of Panama	9.375%	1/16/23	270	334
Republic of Peru	5.000%	3/7/17	578	550	F
Republic of Peru	5.000%	3/7/17	213	202	A,F
Republic of Peru	8.750%	11/21/33	500	564
Republic of South Africa	7.375%	4/25/12	650	748
Republic of South Africa	6.500%	6/2/14	700	781
Russian Federation	8.250%	3/31/10	80	87
Russian Federation	5.000%	3/31/30	5,120	5,716	F
United Mexican States	8.375%	1/14/11	4,965	5,779
United Mexican States	11.500%	5/15/26	1,100	1,766
United Mexican States	8.300%	8/15/31	820	1,021
United Mexican States	7.500%	4/8/33	3,942	4,523

				29,931

Insurance — 0.8%
Axa	8.600%	12/15/30	1,630	2,220
Oil Insurance Ltd	5.150%	8/15/33	585	589	A
XL Capital Ltd.	5.250%	9/15/14	700	710

				3,519

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	2/15/06	1,900	1,925
Tyco International Group SA	6.375%	10/15/11	250	275
Tyco International Group SA	7.000%	6/15/28	554	668
Tyco International Group SA	6.875%	1/15/29	1,051	1,255

				4,123

Oil and Gas — 1.5%
Gazprom	9.625%	3/1/13	150	184	A
Gazprom	9.625%	3/1/13	50	61	A

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Yankee Bonds — Continued
Oil and Gas — Continued
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	$905	$1,072
Petroliam Nasional Berhad	7.625%	10/15/26	610	776	A
YPF Sociedad Anonima	10.000%	11/2/28	3,500	4,165

				6,258

Special Purpose — 2.9%
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,400	1,896
Deutsche Telekom International Finance BV	9.250%	6/1/32	670	1,000
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,093
HSBC Capital Funding LP	4.610%	12/29/49	760	742	A
HSBC Holdings plc	5.250%	12/12/12	3,850	4,007
Petronas Capital Ltd.	7.875%	5/22/22	770	983	A
Telefonica Europe BV	8.250%	9/15/30	800	1,116
UFJ Finance Aruba AEC	6.750%	7/15/13	920	1,026

				11,863

Telecommunications — 3.3%
British Telecommunications plc	8.375%	12/15/10	900	1,066
British Telecommunications plc	8.875%	12/15/30	420	593
France Telecom SA	7.750%	3/1/11	3,000	3,481
France Telecom SA	8.500%	3/1/31	340	474
INTELSAT	7.625%	4/15/12	32	28
INTELSAT	6.500%	11/1/13	1,333	1,080
Koninklijke (Royal) KPN NV	8.000%	10/1/10	990	1,146
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080	1,112
Telecom Italia Capital S.p.A.	5.250%	11/15/13	2,025	2,056
Telecom Italia Capital S.p.A.	4.950%	9/30/14	1,860	1,842	A
Telus Corporation	7.500%	6/1/07	700	741

				13,619

Telecommunications (Cellular/ Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000	1,018

Portfolio of Investments — Continued

Investment Grade Income Portfolio — Continued
Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	$1,550		$1,570

Total Yankee Bonds (Identified Cost — $83,575)					89,960

Preferred Stocks — 0.2%
Fannie Mae	7.000%		16	shs	899	B

Total Preferred Stocks (Identified Cost — $810)					899

Total Long-Term Securities (Identified Cost — $395,202)					410,158

Short-Term Securities — 0.4%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	12/5/05	$323		318	C,G

Repurchase Agreements — 0.3%
Merrill Lynch Government Securities, Inc.
3.2%, dated 6/30/05, to be repurchased at $602 on 7/1/05 (Collateral: $585 Tennessee Valley Authority bonds, 4.875%, due 12/15/16, value $619)			602		602
Lehman Brothers, Inc.
3.25%, dated 6/30/05, to be repurchased at $601 on 7/1/05 (Collateral: $605 Fannie Mae mortgage-backed securities, 4.72%, due 3/15/10, value $621)			601		601

					1,203

Total Short-Term Securities (Identified Cost — $1,521)					1,521

Total Investments — 99.1% (Identified Cost — $396,723)					411,679
Other Assets Less Liabilities — 0.9%					3,792

Net Assets — 100.0%					$415,471

Semi-Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedH
Eurodollar Futures	September 2005	505	$(356)
U.S. Treasury Note Futures	September 2005	145	13

			$(343)

Futures Contracts WrittenH
U.S. Treasury Bond Futures	September 2005	253	$(120)
U.S. Treasury Note Futures	September 2005	15	(13)

			$(133)

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.2% of net assets.

B	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2005.
C	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

G	Collateral to cover futures contracts.
H	Futures are described in more detail in the notes to financial statements.
N.M. — Not meaningful.
See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Investment Grade Income Portfolio

June 30, 2005
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost — $395,202)		$410,158
Short-term securities at value (Identified Cost — $1,521)		1,521
Cash		1
Receivable for securities sold		853
Receivable for fund shares sold		639
Interest and dividends receivable		5,980
Other assets		21

Total assets		419,173

Liabilities:
Payable for fund shares repurchased	$1,699
Payable for securities purchased	788
Income distribution payable	813
Futures variation margin payable	76
Accrued management fee	89
Accrued distribution and service fees	165
Accrued expenses	72

Total liabilities		3,702

Net Assets		$415,471

Net assets consist of:

Accumulated paid-in capital applicable to:
36,813 Primary Class shares outstanding		$380,970
1,733 Institutional Class shares outstanding		18,491
Under/(over) distributed net investment income		(118)
Accumulated net realized gain on investments, options and futures		1,648
Unrealized appreciation of investments, options and futures		14,480

Net Assets		$415,471

Net Asset Value Per Share:
Primary Class		$10.78

Institutional Class		$10.78

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Investment Grade Income Portfolio

For the Six Months Ended June 30, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest	$11,319
Dividends	29

Total income		$11,348

Expenses:

Management fees	1,227
Distribution and service fees	994
Audit and legal fees	36
Custodian fees	65
Directors’ fees and expenses	17
Registration fees	25
Reports to shareholders	20

Transfer agent and shareholder servicing expense:
Primary Class	180
Institutional Class	1
Other expenses	12

	2,577
Less: Fees waived	(564)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		2,012

Net Investment Income		9,336

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	1,812
Futures	9

		1,821
Change in unrealized appreciation/(depreciation) of investments, options and futures		(1,721)

Net Realized and Unrealized Gain/(Loss) on Investments		100

Change in Net Assets Resulting From Operations		$9,436

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Investment Grade Income Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$9,336	$18,372
Net realized gain/(loss) on investments, options and futures	1,821	9,812
Change in unrealized appreciation/(depreciation) of investments, options, and futures	(1,721)	(3,555)

Change in net assets resulting from operations	9,436	24,629

Distributions to shareholders:

From net investment income:
Primary Class	(9,036)	(17,963)
Institutional Class	(301)	(411)

From net realized gain on investments:
Primary Class	(1,248)	(9,054)
Institutional Class	(39)	(220)

Change in net assets from Fund share transactions:
Primary Class	(5,398)	(2,354)
Institutional Class	8,480	4,370

Change in net assets	1,894	(1,003)

Net Assets:
Beginning of period	413,577	414,580

End of period	$415,471	$413,577

Under/(over) distributed net investment income	$(118)	$(117)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Investment Grade Income Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$10.81		$10.88		$10.42		$10.10		$9.97		$9.78

Investment operations:
Net investment income	.24	A	.49	A	.50	A	.54	A	.60	A	.67	A
Net realized and unrealized gain/(loss) on investments, options and futures	(.01)		.18		.53		.32		.14		.19

Total from investment operations	.23		.67		1.03		.86		.74		.86

Distributions:
From net investment income	(.24)		(.49)		(.50)		(.54)		(.61)		(.67)
From net realized gain on investments	(.02)		(.25)		(.07)		—		—		—

Total distributions	(.26)		(.74)		(.57)		(.54)		(.61)		(.67)

Net asset value, end of period	$10.78		$10.81		$10.88		$10.42		$10.10		$9.97

Ratios/supplemental data:
Total return	2.30	%B	6.29%		10.16%		8.82%		7.52%		9.16%
Expenses to average net assets	1.00	%A,C	1.00	%A	1.00	%A	1.00	%A	1.00	%A	1.00	%A
Net investment income to average net assets	4.55	%A,C	4.47	% A	4.62	%A	5.32	%A	5.90	%A	6.82	%A
Portfolio turnover rate	25.3	%B	74.9%		78.2%		131.0%		131.3%		93.6%
Net assets, end of period (in thousands)	$396,776		$403,361		$408,685		$334,763		$255,298		$194,987

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 1.28%; and for the years ended December 31, 2004, 1.27%; 2003, 1.28%; 2002, 1.30%; 2001, 1.27%; and 2000, 1.31%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$10.82		$10.89		$10.43		$10.11		$9.97		$9.79

Investment operations:
Net investment income	.27	D	.54	D	.55	D	.59	D	.66	D	.71	D
Net realized and unrealized gain/(loss) on investments, options and futures	(.03)		.17		.53		.31		.14		.19

Total from investment operations	.24		.71		1.08		.90		.80		.90

Distributions:
From net investment income	(.26)		(.53)		(.55)		(.58)		(.66)		(.72)
From net realized gain on investments	(.02)		(.25)		(.07)		—		—		—

Total distributions	(.28)		(.78)		(.62)		(.58)		(.66)		(.72)

Net asset value, end of period	$10.78		$10.82		$10.89		$10.43		$10.11		$9.97

Ratios/supplemental data:
Total return	2.50	%B	6.85%		10.71%		9.38%		8.16%		9.63%
Expenses to average net assets	.42	%C,D	.47	% D	.50	% D	.48	% D	.47	% D	.48	% D
Net investment income to average net assets	5.20	%C,D	5.02	% D	5.13	% D	5.85	% D	6.50	% D	7.32	% D
Portfolio turnover rate	25.3	%B	74.9%		78.2%		131.0%		131.3%		93.6%
Net assets, end of period (in thousands)	$18,695		$10,216		$5,895		$2,836		$1,424		$839

D	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 0.69%; and for the years ended December 31, 2004, 0.73%; 2003, 0.78%; 2002, 0.78%; 2001, 0.74%; and 2000, 0.79%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Limited Duration Bond Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$1,009.90	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

Institutional Class:
Actual	$1,000.00	$1,012.60	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.51	2.31

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.00% and 0.46% for the Primary Class and Institutional, Class respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Limited Duration Bond Portfolio

   The graphs on the following pages compare the Fund’s total returns to those of closely matched broad-based securities market indices. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s and the indices’ results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.
   Prior to August 31, 2004, the Fund was known as the Legg Mason U.S. Government Intermediate-Term Portfolio and followed a policy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements secured by such investments, with a dollar-weighted average portfolio maturity between three and ten years. The Fund’s performance prior to such change might have been better or worse had the Fund been managed in accordance with its current objective, policies and strategies.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+3.40%	+3.40%
Five Years	+25.67%	+4.68%
Ten Years	+61.82%	+4.93%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+4.05%	+4.05%
Five Years	+28.99%	+5.22%
Ten Years	+70.65%	+5.49%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio Composition (As of June 30, 2005)

Standard & Poor’s Debt RatingsB (As a percentage of the portfolio)

Maturity Schedule (As a percentage of the portfolio)

B	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

Limited Duration Bond Portfolio

June 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity	Par/
	Rate	Date	Shares	Value

Long-Term Securities — 99.0%
Corporate Bonds and Notes — 29.8%
Aerospace/ Defense — 0.3%
Northrop Grumman Corporation	4.079%	11/16/06	$840	$838

Banking and Finance — 5.9%
American General Finance Corporation (AGFC)	3.730%	1/18/08	330	330	A
Countrywide Financial Corporation	3.469%	5/5/08	850	851	A
Ford Motor Credit Company	4.308%	9/28/07	4,020	3,885	A
Ford Motor Credit Company	6.625%	6/16/08	2,050	2,024
General Motors Acceptance Corporation	4.510%	1/16/07	1,400	1,369	A
General Motors Acceptance Corporation	4.130%	3/20/07	70	68	A
General Motors Acceptance Corporation	4.560%	7/16/07	350	338	A
General Motors Acceptance Corporation	4.602%	9/23/08	4,250	3,929	A
HSBC Finance Corporation	3.480%	5/10/10	500	500	A
iStar Financial Inc.	3.740%	3/3/08	1,050	1,038	A
John Deere Capital Corporation	3.900%	1/15/08	1,000	994
Nissan Motor Acceptance Corporation	4.625%	3/8/10	660	661	B
SLM Corporation	3.850%	1/26/09	100	100	A

				16,087

Cable — 1.2%
Comcast Cable Communications, Inc.	6.375%	1/30/06	2,000	2,028
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	247
Cox Communications, Inc.	3.950%	12/14/07	1,050	1,055	A

				3,330

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Cable — Continued
Chemicals — 0.2%
The Dow Chemical Company	5.750%	12/15/08	$560	$587

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,076

Diversified Financial Services — 1.0%
Capital One Financial Corporation	4.738%	5/17/07	690	695
CIT Group Inc.	3.504%	5/23/08	690	690	A
General Electric Capital Corporation	3.450%	6/15/09	1,470	1,471	A

				2,856

Electric — 2.4%
Appalachian Power Company	3.600%	5/15/08	1,700	1,669
Dominion Resources, Inc.	3.568%	5/15/06	2,000	2,004	A
DTE Energy Company	4.280%	6/1/07	1,050	1,053	A
FirstEnergy Corp.	5.500%	11/15/06	1,610	1,637
Ohio Edison Company	4.000%	5/1/08	310	307

				6,670

Energy — 2.0%
Alabama Power Company	3.484%	8/25/09	1,000	1,001	A
Duke Energy Corporation	3.750%	3/5/08	1,500	1,481
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	977
Sempra Energy	3.754%	5/21/08	2,000	2,003	A

				5,462

Environmental Services — 0.4%
Waste Management, Inc.	7.375%	8/1/10	1,090	1,219

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Environmental Services — Continued
Food, Beverage and Tobacco — 1.6%
Altria Group, Inc.	5.625%	11/4/08	$3,000	$3,112
General Mills, Inc.	6.449%	10/15/06	1,000	1,027
Sara Lee Corporation	6.250%	9/15/11	230	247

				4,386

Investment Banking/ Brokerage — 1.7%
J.P. Morgan Chase & Co.	3.720%	10/2/09	1,730	1,733	A
Lehman Brothers Holdings Inc.	3.480%	11/10/09	1,120	1,123	A
Morgan Stanley	3.890%	1/15/10	700	701	A
The Bear Stearns Companies Inc.	3.640%	9/9/09	1,000	1,003	A

				4,560

Media — 3.0%
Clear Channel Communications, Inc.	4.625%	1/15/08	200	198
Clear Channel Communications, Inc.	7.650%	9/15/10	610	660
Liberty Media Corporation	7.875%	7/15/09	3,360	3,586
News America Incorporated	6.625%	1/9/08	2,000	2,110
Time Warner Inc.	6.125%	4/15/06	550	559
Viacom Inc.	5.625%	5/1/07	1,000	1,021

				8,134

Oil and Gas — 3.0%
Amerada Hess Corporation	7.375%	10/1/09	1,500	1,663
Anadarko Petroleum Corporation	3.250%	5/1/08	1,440	1,402
Occidental Petroleum Corporation	7.375%	11/15/08	750	825
Ocean Energy Inc.	4.375%	10/1/07	580	580
Pemex Project Funding Master Trust	8.500%	2/15/08	3,300	3,614

				8,084

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Oil and Gas — Continued
Paper and Forest Products — 0.5%
International Paper Company	3.800%	4/1/08	$790	$776
Weyerhaeuser Company	6.125%	3/15/07	580	596

				1,372

Photo Equipment and Supplies — N.M.
Eastman Kodak Company	7.250%	11/15/13	110	116

Retail — 0.6%
Wal-Mart Stores, Inc.	5.450%	8/1/06	1,500	1,523

Special Purpose — 3.4%
American Honda Finance Corporation	3.330%	5/12/08	900	900	A,B
ChevronTexaco Capital Company	3.500%	9/17/07	120	119
DaimlerChrysler NA Holding Corporation	3.610%	3/7/07	230	229	A
DaimlerChrysler NA Holding Corporation	3.859%	9/10/07	3,000	3,000	A
International Lease Finance Corporation	4.625%	6/2/08	670	675
International Lease Finance Corporation	5.000%	4/15/10	410	418
Sprint Capital Corporation	4.780%	8/17/06	3,000	3,022	C
Verizon Wireless Capital LLC	5.375%	12/15/06	1,000	1,019

				9,382

Telecommunications (Cellular/ Wireless) — 2.2%
ALLTEL Corporation	4.656%	5/17/07	2,310	2,328
AT&T Wireless Services Inc.	7.350%	3/1/06	2,000	2,044

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Corporate Bonds and Notes — Continued
Telecommunications (Cellular/ Wireless) — Continued
Motorola, Inc.	4.608%	11/16/07	$1,500	$1,511

				5,883

Total Corporate Bonds and Notes (Identified Cost — $82,065)				81,565

Asset-Backed Securities — 17.1%
Fixed Rate Securities — 3.9%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	3,000	2,962
MBNA Practice Solutions Owners Trust 2005-2	4.100%	5/15/09	2,700	2,700	B
Prestige Auto Receivables Trust 2005-1A	4.370%	6/15/12	1,300	1,304	B
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	859	788	B
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	3,000	2,966

				10,720

Indexed SecuritiesA — 13.2%
Asset Backed Funding Certificates 2002-WF2	4.064%	5/25/32	770	776
Bear Stearns Asset Backed Securities, Inc. 2004-1	3.834%	6/25/34	3,000	3,026
CHEC Loan Trust 2004-2	3.644%	2/25/31	3,500	3,511
Citibank Credit Card Issuance Trust 2002-B1	3.800%	6/25/09	1,675	1,681
Countrywide Home Equity Loan Trust 2002-G	3.760%	12/15/28	2,560	2,575
Countrywide Home Equity Loan Trust 2004-J	3.680%	12/15/33	4,134	4,141
Countrywide Home Equity Loan Trust 2004-O	3.670%	2/15/34	2,031	2,035
Fremont Home Loan Trust 2004-C	3.584%	1/25/32	1,792	1,794

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Asset-Backed Securities — Continued
Indexed Securities — Continued
GSAA Home Equity Trust 2004-9	3.694%	9/25/34	$2,295	$2,298
Providian Gateway Master Trust 2002-B	4.090%	6/15/09	3,000	3,010	B
RAAC Series 2005-RP1	3.65%	7/25/37	2,274	2,274	B
Rental Car Finance Corp. 2003-1A	3.714%	5/25/08	3,000	3,014	B
Rental Car Finance Corp. 2004-1A	3.514%	6/25/09	3,000	3,000	B
Superior Wholesale Inventory Financing Trust 2004-A10	3.490%	9/15/11	3,000	3,001

				36,136

Total Asset-Backed Securities (Identified Cost — $46,899)				46,856

Mortgage-Backed Securities — 22.9%
Fixed Rate Securities — 7.9%
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	370	372	B
Prime Mortgage Trust 2005-2	7.600%	10/25/32	2,470	2,571
Residential Asset Mortgage Products, Inc. 2005-SL1 A7	8.000%	5/25/32	2,419	2,527
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	11,753	11,690
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	4,260	4,394

				21,554

Indexed SecuritiesA — 11.2%
Bear Stearns Arm Trust 2004-10	4.634%	1/25/35	1,335	1,340
Harborview Mortgage Loan Trust 2004-8	3.820%	11/29/34	2,421	2,424

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Indexed Securities — Continued
HomeBanc Mortgage Trust 2004-2	3.684%	12/25/34	$2,710	$2,715
HomeBanc Mortgage Trust 2005-1	3.564%	3/25/35	2,969	2,972
Impac CMB Trust 2004-2	3.574%	4/25/34	1,613	1,615
Impac CMB Trust 2004-6	3.704%	10/25/34	1,525	1,528
Impac Secured Assets Corp. 2004-3	3.514%	11/25/34	2,451	2,451
J.P. Morgan Mortgage Trust 2003-A1	4.380%	10/25/33	2,688	2,600
Provident Funding Mortgage Loan Trust 2005-1 1A1	4.200%	5/25/35	2,730	2,726
Sequoia Mortgage Trust 2003-2 A2	3.668%	6/20/33	1,698	1,692
Sequoia Mortgage Trust 2003-7 A1	3.750%	1/20/34	1,853	1,856
Thornburg Mortgage Securities Trust 2004-2	3.464%	6/25/44	2,124	2,123
Washington Mutual 2004-AR8	3.545%	6/25/44	2,489	2,491
Washington Mutual Mortgage Pass-Through Certificates 2003-AR10	4.075%	10/25/33	2,100	2,106

				30,639

Variable Rate SecuritiesD — 3.8%
Banc of America Funding Corporation 2004-B	4.250%	12/20/34	2,243	2,272
Countrywide Alternative Loan Trust 2004-33	4.980%	12/25/34	699	704
Countrywide Alternative Loan Trust 2004-33	5.084%	12/25/34	1,482	1,495
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	3,000	2,914

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
MLCC Mortgage Investors, Inc. 2005-1 2A2	4.975%	4/25/35	$3,169	$3,196

				10,581

Total Mortgage-Backed Securities (Identified Cost — $63,007)				62,774

U.S. Government and Agency Obligations — 6.7%
Fixed Rate Securities — 3.8%
Federal Home Loan Bank	3.125%	9/15/06	1,900	1,885
Freddie Mac	3.800%	12/27/06	5,000	5,000
United States Treasury Notes	3.375%	10/15/09	550	542
United States Treasury Notes	3.625%	1/15/10	690	687
United States Treasury Notes	3.500%	2/15/10	1,875	1,856
United States Treasury Notes	4.250%	11/15/14	350	358

				10,328

Indexed SecuritiesE — 2.9%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,249	2,194
United States Treasury Inflation-Protected Security	3.000%	7/15/12	5,410	5,942

				8,136

Total U.S. Government and Agency Obligations (Identified Cost — $18,486)				18,464

U.S. Government Agency Mortgage-Backed Securities — 16.6%
Fixed Rate Securities — 5.9%
Fannie Mae	8.500%	6/1/10 to 8/1/11	63	66
Fannie Mae	6.500%	11/1/10 to 10/1/32	3,887	4,033
Fannie Mae	7.000%	1/1/13 to 1/1/33	6,616	6,980
Fannie Mae	9.500%	7/1/14	89	96
Fannie Mae	11.000%	12/1/15	73	78
Fannie Mae	12.500%	1/1/18 to 4/1/18	46	52
Fannie Mae	9.000%	11/1/21	186	201
Fannie Mae	6.000%	11/1/27	N.M.	N.M.
Freddie Mac	8.250%	2/1/08	20	21

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Freddie Mac	8.500%	12/1/08 to 6/1/21	$86	$89
Freddie Mac	9.750%	11/1/09 to 11/1/14	39	41
Freddie Mac	9.000%	1/1/17 to 1/1/21	216	228
Freddie Mac	7.000%	1/25/21 to 4/1/32	3,020	3,174
Freddie Mac	8.000%	2/1/31	508	547
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	239	245
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	329	341

				16,192

Indexed SecuritiesA — 10.7%
Fannie Mae	4.320%	11/1/34	1,620	1,621
Fannie Mae	4.199%	12/1/34	1,651	1,643
Fannie Mae	4.333%	1/1/35	1,351	1,345
Fannie Mae	4.882%	1/1/35	2,717	2,754
Fannie Mae	4.833%	2/1/35	6,306	6,357
Fannie Mae	4.550%	3/1/35	3,083	3,092
Fannie Mae	4.976%	3/1/35	6,161	6,226
Freddie Mac	4.361%	12/1/34	672	671
Freddie Mac	4.490%	12/1/34	3,426	3,435
Freddie Mac	4.091%	1/1/35	602	595
Freddie Mac	4.101%	1/1/35	1,102	1,089
Government National Mortgage Association	5.060%	6/16/26	2,650	252
Government National Mortgage Association	5.110%	8/16/26	2,200	270

				29,350

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $46,723)				45,542

Yankee BondsF — 3.5%
Banks — 0.4%
The Korea Development Bank	4.750%	7/20/09	1,000	1,013

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares		Value

Yankee Bonds — Continued
Banks — Continued
Energy — 0.4%
SP Powerassests Limited Global	3.800%	10/22/08	$1,000		$989	B

Foreign Governments — 0.5%
Russian Federation	8.250%	3/31/10	1,360		1,483

Manufacturing (Diversified) — 1.1%
Tyco International Group SA	4.436%	6/15/07	3,000		3,006	B

Telecommunications — 1.1%
British Telecommunications plc	7.875%	12/1505	1,500		1,526
Telecom Italia Capital	4.000%	1/15/10	1,500		1,458	B

					2,984

Total Yankee Bonds (Identified Cost — $9,578)					9,475

Preferred Stocks — 2.4%
Fannie Mae	7.000%		105	shs	5,844	A
Home Ownership Funding Corporation	13.331%		5		170	B,C
Home Ownership Funding Corporation II	13.338%		14		475	B,C

Total Preferred Stocks (Identified Cost — $7,407)					6,489

Total Long-Term Securities (Identified Cost — $274,165)					271,165

Portfolio of Investments — Continued

Limited Duration Bond Portfolio — Continued

Semi-Annual Report to Shareholders

		Maturity	Par/
	Rate	Date	Shares	Value

Short-Term Securities — 0.4%
U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	12/5/05	$135	$133	G,H
Fannie Mae	0.000%	9/16/05	1,000	995	H

Total Short-Term Securities (Identified Cost — $1,128)				1,128

Total Investments — 99.4% (Identified Cost — $275,293)				272,293
Other Assets Less Liabilities — 0.6%				1,641

Net Assets — 100.0%				$273,934

Semi-Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedI

U.S. Treasury Note Futures	September 2005	276	$65

Futures Contracts WrittenI

U.S. Treasury Note Futures	September 2005	39	(3)

A	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury bill rate. The coupon rates are the rates as of June 30, 2005.

B	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 8.8% of net assets.

C	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

D	The coupon rates shown on variable rate securities are the rates at June 30, 2005. These rates vary with the weighted average coupon of the underlying loans.

E	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	Yankee Bonds — A dollar denominated bond issued in the U.S. by foreign entities.

G	Collateral to cover futures.

H	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

I	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Limited Duration Bond Portfolio

June 30, 2005
(Amounts in Thousands) (Unaudited)

Assets:
Investment securities at market value (Identified Cost – $274,165)		$271,165
Short-term securities at value (Identified Cost – $1,128)		1,128
Cash		425
Receivable for fund shares sold		904
Interest and dividends receivable		1,629
Other assets		19

Total assets		275,270

Liabilities:
Payable for fund shares repurchased	$647
Income distribution payable	424
Futures variation margin payable	6
Accrued management fee	63
Accrued distribution and service fees	108
Accrued expenses	88

Total liabilities		1,336

Net Assets		$273,934

Net assets consist of:

Accumulated paid-in capital applicable to:
25,145 Primary Class shares outstanding		$271,007
1,414 Institutional Class shares outstanding		14,595
Under/(over) distributed net investment income		(252)
Accumulated net realized loss on investments, options, and futures		(8,478)
Unrealized depreciation of investments, options and futures		(2,938)

Net Assets		$273,934

Net Asset Value Per Share:
Primary Class		$10.31

Institutional Class		$10.32

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Limited Duration Bond Portfolio

For the Six Months Ended June 30, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:

Interest	$5,082
Dividends	254

Total income		$5,336

Expenses:

Management fees	621
Distribution and service fees	665
Audit and legal fees	45
Custodian fees	53
Directors’ fees and expenses	14
Registration fees	15
Reports to shareholders	20

Transfer agent and shareholder servicing expense:
Primary Class	116
Institutional Class	2
Other expenses	12

	1,563
Less: Fees waived	(209)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		1,353

Net Investment Income		3,983

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	(47)
Futures	(102)

		(149)
Change in unrealized appreciation/(depreciation) of investments, options and futures		(1,005)

Net Realized and Unrealized Gain/(Loss) on Investments		(1,154)

Change in Net Assets Resulting From Operations		$2,829

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Limited Duration Bond Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:

Net investment income	$3,983	$8,628

Net realized gain/(loss) on investments, options and futures	(149)	(4,077)

Change in unrealized appreciation/(depreciation) of investments, options and futures	(1,005)	1,121

Change in net assets resulting from operations	2,829	5,672

Distributions to shareholders from net investment income:
Primary Class	(3,949)	(10,465)
Institutional Class	(180)	(348)

Distributions to shareholders from net realized gain on investments:
Primary Class	—	(186)
Institutional Class	—	(7)

Change in net assets from Fund share transactions:
Primary Class	(14,006)	(47,055)
Institutional Class	5,088	1,957

Change in net assets	(10,218)	(50,432)

Net Assets:

Beginning of period	284,152	334,584

End of period	$273,934	$284,152

Under/(over) distributed net investment income	$(252)	$(106)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Limited Duration Bond Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
			Years Ended December 31,

	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$10.36		$10.54		$10.70		$10.32		$10.26		$9.92

Investment operations:
Net investment income	.15	A	.29	A	.26	A	.41	A	.53	A	.62	A
Net realized and unrealized gain/(loss) on investments, options and futures	(.05)		(.09)		(.14)		.38		.06		.33

Total from investment operations	.10		.20		.12		.79		.59		.95

Distributions:
From net investment income	(.15)		(.37)		(.28)		(.41)		(.53)		(.61)
From net realized gain on investments	—		(.01)		—		—		—		—

Total distributions	(.15)		(.38)		(.28)		(.41)		(.53)		(.61)

Net asset value, end of period	$10.31		$10.36		$10.54		$10.70		$10.32		$10.26

Ratios/supplemental data:
Total return	0.99	%B	1.89%		1.11%		7.79%		5.83%		9.95%
Expenses to average net assets	1.00	%A,C	1.00	%A	1.00	%A	1.00	%A	1.00	%A	1.00	%A
Net investment income to average net assets	2.87	%A,C	2.81	%A	2.48	%A	3.85	%A	5.08	%A	6.14	%A
Portfolio turnover rate	37.7	%B	238.0%		487.3%		204.1%		535.2%		247.8%

Net assets, end of period (in thousands)	$259,343		$274,606		$326,844		$379,793		$300,597		$272,668

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.00% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 1.15%; and for the years ended December 31, 2004, 1.21%; 2003, 1.21%; 2002, 1.19%; 2001, 1.17%; and 2000, 1.19%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended
			Years Ended December 31,

	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$10.37		$10.55		$10.70		$10.32		$10.27		$9.92

Investment operations:
Net investment income	.19	D	.35	D	.32	D	.46	D	.58	D	.67	D
Net realized and unrealized gain/(loss) on investments, options and futures	(.06)		(.10)		(.14)		.38		.05		.35

Total from investment operations	.13		.25		.18		.84		.63		1.02

Distributions:
From net investment income	(.18)		(.42)		(.33)		(.46)		(.58)		(.67)
From net realized gain on investments	—		(.01)		—		—		—		—

Total distributions	(.18)		(.43)		(.33)		(.46)		(.58)		(.67)

Net asset value, end of period	$10.32		$10.37		$10.55		$10.70		$10.32		$10.27

Ratios/supplemental data:
Total return	1.26	%B	2.41%		1.71%		8.35%		6.30%		10.64%
Expenses to average net assets	0.46	%C,D	0.48	% D	.46	%D	.47	%D	.46	%D	.46	%D
Net investment income to average net assets	3.42	%C,D	3.22	% D	3.03	% D	4.38	% D	5.63	% D	6.66	% D
Portfolio turnover rate	37.7	%B	238.0%		487.3%		204.1%		535.2%		247.8%

Net assets, end of period (in thousands)	$14,591		$9,546		$7,740		$9,485		$7,221		$6,723

D	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 0.61%; for the years ended December 31, 2004, 0.70%; 2003, 0.68%; 2002, 0.66%; 2001, 0.63%; and 2000, 0.65%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

U.S. Government Money Market Portfolio

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Actual	$1,000.00	$1,009.30	$3.54
Hypothetical (5% return before expenses)	1,000.00	$1,021.27	$3.56

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.71% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Expense Example — Continued

U.S. Government Money Market Portfolio

Semi-Annual Report to Shareholders

Performance Information

U.S. Government Money Market Portfolio

Maturity Schedule (As a percentage of the portfolio)

Semi-Annual Report to Shareholders

Portfolio of Investments

U.S. Government Money Market Portfolio

June 30, 2005 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

U.S. Government and Agency Obligations — 71.5%

Fannie Mae	2.57% to 3.35%	7/1/05 to 9/27/05	$53,265	$53,203
Fannie Mae	2.73% to 2.95%	8/17/05 to 12/9/05	15,250	15,248	A
Federal Farm Credit Bank	2.56% to 2.61%	7/6/05 to 7/7/05	7,052	7,049
Federal Home Loan Bank	2.30% to 3.21%	7/5/05 to 11/4/05	110,608	110,474
Federal Home Loan Bank	2.66% to 2.98%	3/28/06 to 5/10/06	9,000	8,996	A
Freddie Mac	2.30% to 3.17%	7/1/05 to 9/26/05	69,392	69,278
Inter-American Development Bank	2.694%	7/8/05	6,800	6,796

Total U.S. Government and Agency Obligations (Identified Cost — $271,044)				$271,044

Repurchase Agreements — 28.5%
Lehman Brothers, Inc. 3.25%, dated 6/30/05, to be repurchased at $37,844 on 7/1/05 (Collateral: $37,935 Fannie Mae mortgage-backed securities, 1.875%, due 9/15/05, value $38,805)			37,841	37,841
Merrill Lynch Government Securities, Inc. 3.2%, dated 6/30/05, to be repurchased at $70,006 on 7/1/05 (Collateral: $63,750 Freddie Mac notes, 6.625%, due 9/15/09, value $72,632)			70,000	70,000

Total Repurchase Agreements (Identified Cost — $107,841)				107,841

Total Investments, at Amortized Cost and Value — 100.0%				378,885	B
Other Assets Less Liabilities — N.M.				182

Net Assets Applicable to 379,069 Shares Outstanding — 100.0%				$379,067

Net Asset Value Per Share				$1.00

A	Indexed security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2005.

B	Also represents cost for income tax purposes.

N.M.— Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

U.S. Government Money Market Portfolio

For the Six Months Ended June 30, 2005
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest		$5,086

Expenses:
Management fees	$988
Distribution and service fees	198
Audit and legal fees	17
Custodian fees	45
Directors’ fees and expenses	11
Registration fees	27
Reports to shareholders	17
Transfer agent and shareholder servicing expense	89
Other expenses	8

	1,400
Less compensating balance credits	(1)

Total expenses, net of compensating balance credits		1,399

Net Investment Income		3,687

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments		(1)

Change in Net Assets Resulting From Operations		$3,686

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

U.S. Government Money Market Portfolio

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$3,687	$2,864
Net realized gain/(loss) on investments	(1)	(1)

Change in net assets resulting from operations	3,686	2,863
Distributions to shareholders from net investment income	(3,687)	(2,864)
Change in net assets from Fund share transactions	(13,615)	(51,197)

Change in net assets	(13,616)	(51,198)

Net Assets:
Beginning of period	$392,683	$443,881

End of period	$379,067	$392,683

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

U.S. Government Money Market Portfolio

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Investment operations:
Net investment income	.01		.01	.0049	A	.01	A	.04	A	.06	A

Total from investment operations	.01		.01	.0049		.01		.04		.06

Distributions:
From net investment income	(.01)		(.01)	(.0049)		(.01)		(.04)		(.06)

Total distributions	(.01)		(.01)	(.0049)		(.01)		(.04)		(.06)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Ratios/supplemental data:
Total return	.93	%B	.67%	.51%		1.13%		3.57%		5.66%
Expenses to average net assets	.71	%C	.71%	.71	%A	.72	%A	.71	%A	.73	%A
Net investment income to average net assets	1.87	%C	.65%	.49	%A	1.11	%A	3.46	%A	5.53	%A

Net assets, end of period (in thousands)	$379,067		$392,683	$443,881		$541,873		$501,070		$426,988

A	Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.10% of average daily net assets. If no fees had been waived by Legg Mason, the annualized ratio of expenses to average daily net assets would have been as follows for the year ended December 31, 2003: 0.81%; 2002, 0.82%; 2001, 0.81% and 2000, 0.83%.

B	Not annualized.

C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Income Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

   The Legg Mason Income Trust, Inc. (“Corporation”), consisting of the Core Bond Fund (“Core Bond”), the High Yield Portfolio (“High Yield”), the Investment Grade Income Portfolio (“Investment Grade”), the Limited Duration Bond Portfolio, formerly the U.S. Government Intermediate Portfolio, (“Limited Duration”), and the U.S. Government Money Market Portfolio (“Government Money Market”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   The High Yield, Investment Grade and Limited Duration Portfolios consist of two classes of shares: Primary Class and Institutional Class. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures adopted by the Board of Directors. In determining fair value, the Board of Directors or the Funds’ Valuation Committee considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
   In accordance with Rule 2a-7, the investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended June 30, 2005, investment transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales

	U.S. Gov’t.		U.S. Gov’t.
	Securities	Other	Securities	Other

Core Bond	$160,341	$26,962	$139,922	$4,432
High Yield	—	114,100	—	124,696
Investment Grade	24,987	85,779	18,875	83,706
Limited Duration	43,436	63,098	56,819	43,892

Semi-Annual Report to Shareholders

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

   Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

Other

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to qualify or to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

3. Financial Instruments:

Options and Futures
   As part of their investment programs, Core Bond, High Yield, Investment Grade and Limited Duration may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

Semi-Annual Report to Shareholders

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   Activity in written call and put options during the six months ended June 30, 2005, was as follows:

Core Bond Fund:

	Calls		Puts

	Actual		Actual
	Contracts	Premiums	Contracts	Premiums

Options outstanding at December 31, 2004	76	$57	105	$97
Options written	600,270	192	205	142
Options closed	(105)	(74)	(51)	(47)
Options expired	(83)	(57)	(160)	(123)
Options exercised	(8)	(4)	—	—

Options outstanding at June 30, 2005	600,150	$114	99	$69

   Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   The open futures positions and related appreciation or depreciation at June 30, 2005, for Core Bond, Investment Grade, and Limited Duration are listed at the end of each Fund’s portfolio of investments.

Forward Currency Exchange Contracts

   As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Semi-Annual Report to Shareholders

   Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
   At June 30, 2005, High Yield had no open forward currency exchange contracts.

Swap Agreements

   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   The Funds may invest in different types of swap agreements. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer (for credit default swap contracts, the relevant underlying issuer is listed in a parenthetical reference following the agreement counterparty). Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.
   At June 30, 2005, there were no swap contracts outstanding for any fund.

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

4. Transactions With Affiliates:

   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA has contractually agreed to waive its fees to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These contractual expense limitations for Core Bond, Investment Grade and Limited Duration are due to expire on April 30, 2006. Pursuant to an agreement approved by the Board, each Fund has agreed to repay LMFA for waived fees and reimbursed expenses provided that payment does not cause operating expenses to exceed 1.00% of the Primary Class shares and 0.50% of the Institutional Class shares average net assets and the payment is made within three years after the year in which LMFA earned the fee or incurred the expense. High Yield and Government Money Market have no expense limitations. The following chart shows annual rates of management fees, expense limits, and management fees waived, for each Fund:

			Six Months
			Ended
			June 30, 2005

		Expense	Management
Fund	Management Fee	Limitation	Fees Waived

Core Bond	0.45%	1.00%	$(108)
High Yield
— Primary Class	0.65%	None	—
— Institutional Class	0.65%	None	—
Investment Grade
— Primary Class	0.60%	1.00%	(547)
— Institutional Class	0.60%	0.50%	(17)
Limited Duration
— Primary Class	0.45%	1.00%	(202)
— Institutional Class	0.45%	0.50%	(7)
Government Money Market	0.50% – 0.40% A	None	—

A	Government Money Market’s management fee varies with the level of the Fund’s average daily net assets. The management fee is calculated as follows:

Average Net Assets	Advisory Fee Rate

$0 – $500 million	0.50%
next $500 million	0.475%
next $500 million	0.45%
next $500 million	0.425%
thereafter	0.40%

Semi-Annual Report to Shareholders

   Western Asset Management Company (“Adviser”) serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 40% of the management fee received by LMFA for Core Bond; 77% of the management fee received by LMFA for High Yield; 40% of the management fee received for Investment Grade; and 30% for Government Money Market. For Limited Duration, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as shown in the table below.

	Distribution	Service
	Fee	Fee

Core Bond	0.25%	0.25%
High Yield	0.25%	0.25%
Investment Grade	0.25%	0.25%
Limited Duration	0.25%	0.25%
Government Money Market	N/A	0.10%

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the period ended June 30, 2005: Core Bond, $9; High Yield, $27; Investment Grade, $40; Limited Duration, $26; and Government Money Market, $42.

   LMFA, the Adviser, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

5. Line of Credit:

   The Funds, excluding Government Money Market, but including certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

funds rate plus the federal funds rate margin. None of the Funds utilized the line of credit during the six months ended June 30, 2005.

6. Fund Share Transactions:

   At June 30, 2005, there were 2,000,000 shares authorized at $.001 par value for all classes of each portfolio of the Corporation. At June 30, 2005, for U.S. Government Money Market, net assets consisted of paid-in capital of $379,069 and accumulated net realized loss of $(2). Share transactions were as follows:

	Core Bond

	Six Months	Period
	Ended	Ended
	6/30/05	12/31/04A

Shares
Sold	2,124	7,274
Reinvestment of Distributions	87	111
Repurchased	(1,282)	(977)

Net Change	929	6,408

Amount
Sold	$21,053	$72,052
Reinvestment of Distributions	865	1,103
Repurchased	(12,673)	(9,621)

Net Change	$9,245	$63,534

A	For the period February 27, 2004 (commencement of operations) to December 31, 2004.

Semi-Annual Report to Shareholders

	High Yield

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04

Shares
Sold	1,478	4,287	592	608
Reinvestment of Distributions	507	1,211	34	61
Repurchased	(3,982)	(8,220)	(244)	(446)

Net Change	(1,997)	(2,722)	382	223

Amount
Sold	$13,664	$39,099	$5,461	$5,538
Reinvestment of Distributions	4,643	10,986	310	558
Repurchased	(36,700)	(74,487)	(2,263)	(4,056)

Net Change	$(18,393)	$(24,402)	$3,508	$2,040

	Investment Grade

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04

Shares
Sold	3,486	7,793	830	557
Reinvestment of Distributions	797	2,253	29	58
Repurchased	(4,786)	(10,301)	(70)	(213)

Net Change	(503)	(255)	789	402

Amount
Sold	$37,398	$84,747	$8,929	$6,057
Reinvestment of Distributions	8,524	24,367	307	631
Repurchased	(51,320)	(111,468)	(756)	(2,318)

Net Change	$(5,398)	$(2,354)	$8,480	$4,370

Notes to Financial Statements — Continued

Legg Mason Income Trust, Inc. — Continued

Semi-Annual Report to Shareholders

	Limited Duration

	Primary Class		Institutional Class

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04

Shares
Sold	2,043	5,553	612	499
Reinvestment of Distributions	310	910	15	33
Repurchased	(3,713)	(10,970)	(134)	(345)

Net Change	(1,360)	(4,507)	493	187

Amount
Sold	$21,086	$58,022	$6,318	$5,222
Reinvestment of Distributions	3,193	9,486	156	346
Repurchased	(38,285)	(114,563)	(1,386)	(3,611)

Net Change	$(14,006)	$(47,055)	$5,088	$1,957

	U.S. Government
	Money Market

	Six Months	Year
	Ended	Ended
	6/30/05	12/31/04

Shares
Sold	667,438	1,461,762
Reinvestment of Distributions	2,464	2,616
Repurchased	(683,517)	(1,515,575)

Net Change	(13,615)	(51,197)

Amount
Sold	$667,438	$1,461,762
Reinvestment of Distributions	2,464	2,616
Repurchased	(683,517)	(1,515,575)

Net Change	$(13,615)	$(51,197)

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Western Asset Management Company Pasadena, CA

Board of Directors

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Richard M. Wachterman, Secretary
Erin K. Morris, Assistant Treasurer

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Funds’ website at www.leggmasonfunds.com/aboutlmf.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your Legg Mason Financial Advisor, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-056

Item 2. Code of Ethics.
     Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) Not applicable for semi-annual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: August 24, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: August 24, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Income Trust, Inc.
Date: August 24, 2005